UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2013

ITEM 1. REPORTS TO STOCKHOLDERS.

MUTUAL FUNDS

John Hancock
Tax-Free Bond Fund

Annual Report
5.31.13

A look at performance

Total returns for the period ended May 31, 2013

									Tax-
	Average annual total			Cumulative total			SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)			yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]	yield (%)[2]

							as of	as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-13	5-31-13	5-31-13

Class A	–1.27	4.37	3.90	–1.27	23.87	46.62	2.17	2.07	3.83

Class B	–2.35	4.22	3.76	–2.35	22.96	44.64	1.52	1.42	2.69

Class C	1.53	4.54	3.59	1.53	24.85	42.36	1.52	1.42	2.69

Index†	3.05	5.70	4.68	3.05	31.93	58.00	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the expense ratios are as follows:

	Class A*	Class B*	Class C*
Net (%)	0.85	1.60	1.60
Gross (%)	0.95	1.70	1.70

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares. The current waiver agreement will remain in effect through 9-30-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 800-225-5291 or visit the fund’s website at jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index is the Barclays Municipal Bond Index.

See the following page for footnotes.

6	Tax-Free Bond Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index

Class B3	5-31-03	$14,464	$14,464	$15,800

Class C3	5-31-03	14,236	14,236	15,800

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge effective 7-15-04.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%. Share classes will differ due to varying expenses.

3 The contingent deferred sales charge is not applicable.

Annual report | Tax-Free Bond Fund	7

Management’s discussion of
Fund performance

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Effective June 28, 2013, Frank Lucibella, CFA, retired from our municipal bond portfolio management team. His responsibilities are being assumed by the fund’s existing portfolio manager Dianne Sales, CFA, who has been with John Hancock since 1989 and has 29 years of investment experience.

Municipal bonds posted positive returns for the year ended May 31, 2013. The municipal bond market’s advance occurred primarily in the first half of the reporting period, fueled by robust demand and limited supply in the municipal market. Over the last six months of the period, the municipal market gave back some ground as demand tapered off. Improving economic conditions led investors to shift toward higher-risk assets, such as stocks and higher-yielding bonds.

For the year ended May 31, 2013, John Hancock Tax-Free Bond Fund’s Class A shares posted a total return of 3.40%, excluding sales charges. By comparison, Morningstar, Inc.’s muni national long fund category produced an average return of 3.80%,† while the fund’s benchmark, the Barclays Municipal Bond Index, returned 3.05%. In a period of declining interest rates and narrowing credit spreads, investors in search of incremental returns focused on municipal bonds with longer durations (i.e., greater interest-rate sensitivity) and lower credit quality. As a result, the fund’s positions in bonds rated BBB or lower generally produced higher absolute returns. Similarly, the fund’s holdings of more economically sensitive securities, such as airports and toll roads, outperformed its core positions in essential purpose revenue bonds, such as water, sewer, and transportation projects. The fund’s holdings of bonds related to the Commonwealth of Puerto Rico also detracted from results for the fund amid a persistent fiscal deficit and weaker economic growth.

This commentary reflects the views of the portfolio manager through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	Tax-Free Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the Fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable) and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2012, with the same investment held until May 31, 2013.

	Account value	Ending value	Expenses paid during
	on 12-1-12	on 5-31-13	period ended 5-31-13[1]

Class A	$1,000.00	$980.50	$4.10

Class B	1,000.00	976.90	7.79

Class C	1,000.00	976.80	7.79

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | Tax-Free Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2012, with the same investment held until May 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value	Expenses paid during
	on 12-1-12	on 5-31-13	period ended 5-31-13[1]

Class A	$1,000.00	$1,020.80	$4.18

Class B	1,000.00	1,017.10	7.95

Class C	1,000.00	1,017.10	7.95

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.83%, 1.58%, and 1.58% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	Tax-Free Bond Fund | Annual report

Portfolio summary

Top 10 Holdings (22.1% of Net Assets on 5-31-13)[1,2]

Foothill Eastern Transportation Corridor Agency, Zero Coupon, 1-1-19	5.5%

Massachusetts Water Resources Authority, 5.000%, 8-1-40	2.2%

New Jersey State Turnpike Authority, Series A, 5.000%, 1-1-38	2.1%

Commonwealth of Massachusetts, 5.500%, 12-1-24	2.0%

San Joaquin Hills Transportation Corridor Agency, 5.650%, 1-15-17	2.0%

New York Liberty Development Corp., 5.000%, 12-15-41	1.8%

South Carolina State Public Service Authority, 5.000%, 1-1-40	1.7%

New York City Municipal Water Finance Authority, 5.000%, 6-15-39	1.7%

New York State Dormitory Authority, 5.000%, 7-1-35	1.6%

Port Authority of New York & New Jersey, 6.750%, 10-1-19	1.5%

Sector Composition[1,3]

General Obligation Bonds	5.5%	Airport	5.5%

Revenue Bonds		Tobacco	4.6%

Transportation	23.0%	Health Care	3.9%

Utilities	19.2%	Pollution	2.8%

Education	6.7%	Facilities	2.0%

Development	6.2%	Other Revenue	13.1%

Water & Sewer	5.8%	Short-Term Investments & Other	1.7%

Quality Distribution[1,4]

AAA	10.2%

AA	32.2%

A	36.0%

BBB	10.6%

B	3.1%

Not Rated	6.2%

Short-Term Investments & Other	1.7%

1 As a percentage of net assets on 5-31-13.

2 Cash and cash equivalents not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. Sector investing is subject to greater risks than the market as a whole. Because the fund focuses on one sector of the economy, its performance depends in large part on the performance of that sector. As a result, the value of your investment may fluctuate more widely than it would in a fund that is diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectus.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-13 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | Tax-Free Bond Fund	11

Fund’s investments

As of 5-31-13

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 98.3%				$499,405,153

(Cost $444,747,099)

Alabama 0.4%				2,255,390

Birmingham Special Care Facilities
Financing Authority
Children’s Hospital	6.125	06-01-34	$2,000,000	2,255,390

Arizona 0.5%				2,374,720

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	1,000,000	1,172,640

Phoenix Civic Improvement Corp.
Civic Plaza, Series B (Zero Coupon steps up to
5.500% on 7-1-13) (D)	Zero	07-01-28	1,000,000	1,202,080

California 17.0%				86,266,935

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-25	5,000,000	2,517,750

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity, Series A (Z)	Zero	01-01-19	30,000,000	27,813,600

Golden State Tobacco Securitization Corp.,
Series A–1	4.500	06-01-27	2,500,000	2,449,125

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	2,500,000	3,465,250

Madera County Certificates of Participation
Valley Children’s Hospital (D)	6.500	03-15-15	5,780,000	6,096,860

San Bernardino County
Medical Center Financing Project, Series B (D)	5.500	08-01-17	6,160,000	6,425,496

San Bernardino County
Medical Center Financing Project	5.500	08-01-22	2,500,000	2,885,900

San Diego Redevelopment Agency
City Heights, Series A	5.750	09-01-23	25,000	25,023

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity (Z)	Zero	01-01-14	5,000,000	4,992,150

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity (Z)	Zero	01-01-17	4,900,000	4,758,390

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity (Z)	Zero	01-01-20	2,000,000	1,797,280

12	Tax-Free Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

San Joaquin Hills Transportation
Corridor Agency
Highway Revenue Tolls, Series A	5.650	01-15-17	$10,000,000	$10,004,200

Santa Ana Financing Authority
Police Administration & Holding Facility,
Series A (D)	6.250	07-01-19	2,000,000	2,374,820

State of California	5.000	09-01-42	4,075,000	4,439,876

State of California	5.250	04-01-35	5,500,000	6,221,215

Colorado 4.2%				21,523,245

Colorado Springs Utilities Revenue
Series A	5.000	11-15-33	2,000,000	2,280,720

Colorado Springs Utilities Revenue
Series C	5.250	11-15-42	2,825,000	3,173,831

Denver, Colorado City & County
Airport Revenue
Series A	5.250	11-15-36	5,250,000	5,831,123

Denver, Colorado City & County
Airport Revenue
Series B	5.000	11-15-37	3,230,000	3,567,826

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	3,500,000	4,393,585

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,276,160

Connecticut 0.7%				3,347,070

Connecticut State Health & Educational
Facility Authority
Yale University, Series Z3	5.050	07-01-42	3,000,000	3,347,070

District of Columbia 2.8%				14,388,480

District of Columbia Tobacco Settlement
Financing Corp.	6.500	05-15-33	5,000,000	5,944,900

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-33	6,565,000	2,400,821

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-35	6,470,000	2,089,228

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series B (D)(Z)	Zero	10-01-36	7,250,000	2,215,238

Metropolitan Washington DC
Airports Authority
Highway Revenue Tolls, Series C (Zero
Coupon steps up to 6.500% on 10-1-16) (D)	Zero	10-01-41	1,750,000	1,738,293

Florida 3.6%				18,394,323

Bonnet Creek Resort Community
Development District	7.250	05-01-18	860,000	860,361

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,500,000	1,500,465

Crossings at Fleming Island Community
Development District
Recreation Facilities Improvements, Series C	7.100	05-01-30	1,000,000	892,680

Hernando County, Criminal Justice (D)	7.650	07-01-16	500,000	586,145

See notes to financial statements	Annual report | Tax-Free Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value

Florida (continued)

JEA Electric System Revenue
Series Three — D-2	5.000	10-01-38	$7,000,000	$7,646,240

Orange County School Board
School Improvements, Series A (D)(Z)	Zero	08-01-13	5,000,000	4,996,950

Orlando Utilities Commission
Electric, Power & Light Revenues, Escrowed
to Maturity, Series D	6.750	10-01-17	1,670,000	1,911,482

Georgia 2.1%				10,507,418

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01-01-30	1,000,000	1,073,940

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Y (D)	6.500	01-01-17	145,000	156,072

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Escrowed
to Maturity, Series Z (D)	5.500	01-01-20	135,000	152,110

Georgia Municipal Electric Authority
Electric, Power & Light Revenues,
Prerefunded to 1-1-14, Series 2005 (D)	6.500	01-01-17	60,000	62,192

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series BB	5.700	01-01-19	860,000	970,871

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series C (D)	5.700	01-01-19	4,515,000	5,277,493

Georgia Municipal Electric Authority
Electric, Power & Light Revenues, Series EE (D)	7.250	01-01-24	2,000,000	2,814,740

Illinois 3.7%				18,906,889

Chicago Board of Education, Series A (D)	5.500	12-01-30	3,650,000	4,474,864

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	3,000,000	3,100,110

City of Chicago IL, Series A	5.750	01-01-39	3,200,000	3,671,232

Illinois Development Finance Authority
Edison Project (D)	5.850	01-15-14	3,000,000	3,089,670

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	1,500,000	1,850,955

Lake County Community Consolidated School
District No: 24 (D)(Z)	Zero	01-01-22	2,440,000	1,772,270

Will County Community Unit School District
No: 365 (D)(Z)	Zero	11-01-21	1,130,000	947,788

Indiana 0.7%				3,421,530

Indiana Finance Authority
Duke Energy, Series B	6.000	08-01-39	3,000,000	3,421,530

Kentucky 1.2%				6,203,113

Kentucky Economic Development
Finance Authority
Louisville Arena, Series A–1 (D)	6.000	12-01-33	1,000,000	1,079,950

Kentucky Economic Development
Finance Authority
Norton Healthcare, Prerefunded to 10-1-13,
Series C (D)	6.100	10-01-21	1,770,000	1,822,038

Kentucky Economic Development
Finance Authority
Norton Healthcare, Series C (D)	6.100	10-01-21	3,230,000	3,301,125

14	Tax-Free Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Louisiana 1.3%				$6,779,370

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11-01-32	$2,500,000	2,835,200

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects.,
Series A–1	6.500	11-01-35	1,500,000	1,780,890

Parish of St. Charles LA
Valero Energy Corp. (P)	4.000	12-01-40	2,000,000	2,163,280

Massachusetts 7.7%				39,125,486

Commonwealth of Massachusetts
Series C (D)	5.500	12-01-24	8,000,000	10,340,960

Massachusetts Bay Transportation Authority
Sales Tax Revenue, Series A–2 (Z)	Zero	07-01-26	8,595,000	5,039,678

Massachusetts Development Finance Agency
Harvard University Series B	5.000	10-15-40	2,775,000	3,134,002

Massachusetts State Department
of Transportation
Highway Revenue Tolls, Series B	5.000	01-01-37	5,000,000	5,458,950

Massachusetts Water Pollution Abatement,
Series A	6.375	02-01-15	30,000	30,151

Massachusetts Water Resources Authority
Water Revenue, Series A	5.000	08-01-40	9,975,000	11,211,501

Metropolitan Boston Transit Parking Corp.	5.250	07-01-36	3,475,000	3,910,244

Michigan 0.8%				3,852,341

Detroit Water Supply System
Water Revenue, Series B (D)	7.000	07-01-36	1,000,000	1,186,030

Wayne County Airport Authority
Detroit Metropolitan Airport, Series A	5.000	12-01-37	2,450,000	2,666,311

Nebraska 3.1%				15,553,696

Central Plains Energy Project Revenue
Natural Gas Revenue, Series A	5.250	12-01-20	4,970,000	5,705,759

Omaha Public Power District
Electric, Power & Light Revenues, Escrowed
to Maturity, Series B	6.200	02-01-17	965,000	1,077,741

Omaha Public Power District
Electric, Power & Light Revenues, Series A	5.000	02-01-42	3,875,000	4,275,636

Omaha Public Power District
Electric, Power & Light Revenues, Series B	5.000	02-01-36	4,000,000	4,494,560

New Jersey 6.0%				30,453,798

New Jersey State Turnpike Authority
Highway Revenue Tolls, Series I	5.000	01-01-35	4,250,000	4,640,108

New Jersey State Turnpike Authority, Series A	5.000	01-01-38	10,000,000	10,842,200

New Jersey Transportation Trust Fund Authority
Series B	5.000	06-15-42	2,500,000	2,693,525

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06-01-43	4,000,000	4,000,000

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.375	06-01-39	5,000,000	5,000,000

Tobacco Settlement Financing Corp., Series 1A	4.500	06-01-23	3,295,000	3,277,965

See notes to financial statements	Annual report | Tax-Free Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value

New York 19.3%				$98,170,049

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.250	07-15-40	$1,000,000	1,161,250

Hudson Yards Infrastructure Corp.
Series A	5.750	02-15-47	3,500,000	4,037,145

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	2,000,000	2,375,940

Metropolitan Transportation Authority, Series C (C)	5.000	11-15-38	2,500,000	2,703,100

Metropolitan Transportation Authority, Series H	5.000	11-15-42	4,525,000	4,885,688

New York City Industrial Development Agency
Terminal One Group Association Project
AMT (P)	5.500	01-01-24	1,500,000	1,642,650

New York City Municipal Water
Finance Authority
Water Revenue, Series 2009-EE	5.250	06-15-40	3,000,000	3,390,540

New York City Municipal Water
Finance Authority
Water Revenue, Series GG-1	5.000	06-15-39	8,000,000	8,765,760

New York City Transitional Finance Authority
Government Fund/Grant Revenue, Series S-4	5.500	01-15-39	3,725,000	4,309,825

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.250	01-15-39	3,000,000	3,429,630

New York City Transitional Finance Authority
Income Tax Revenue, Series S-3	5.375	01-15-34	3,000,000	3,451,440

New York Liberty Development Corp.
1 World Trade Center Project	5.000	12-15-41	8,500,000	9,387,740

New York Liberty Development Corp.
4 World Trade Center Project	5.000	11-15-31	5,000,000	5,591,350

New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10-01-35	4,495,000	5,224,494

New York State Dormitory Authority
Income Tax Revenue, Series A	5.000	02-15-39	2,500,000	2,803,975

New York State Dormitory Authority
State University Dormitory, Series A	5.000	07-01-35	7,250,000	8,112,533

New York State Dormitory Authority
State University Educational Facilities, Series A	5.500	05-15-19	1,000,000	1,179,880

New York State Thruway Authority
General Revenue, Series I	5.000	01-01-42	4,050,000	4,402,998

Port Authority of New York & New Jersey
Consolidated144th Project	5.000	10-01-29	3,500,000	3,879,575

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	7,820,000	7,799,981

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	2,265,000	2,630,345

Triborough Bridge & Tunnel Authority
Highway Revenue Tolls	5.000	11-15-33	4,025,000	4,493,510

Westchester Tobacco Asset Securitization Corp.
Public Improvements, Prerefunded to
7-15-17	6.950	07-15-39	2,000,000	2,510,700

Ohio 0.9%				4,410,240

Ohio Higher Educational Facility Commission
Cleveland Clinic Health	5.000	01-01-38	4,000,000	4,410,240

16	Tax-Free Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Oklahoma 1.3%				$6,702,360

Grand River Dam Authority, Series A	5.250	06-01-40	$4,000,000	4,541,000

Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06-01-35	2,000,000	2,161,360

Oregon 1.0%				5,175,168

Clackamas County School District No. 12,
Series B (D)	5.000	06-15-28	3,630,000	4,070,537

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-14	1,100,000	1,104,631

Pennsylvania 1.8%				8,922,798

Allegheny County Redevelopment Authority
Pittsburgh Mills Project	5.600	07-01-23	1,000,000	1,026,950

Philadelphia Authority for
Industrial Development
Commercial Development AMT	7.750	12-01-17	3,250,000	3,254,648

Philadelphia School District, Series E	6.000	09-01-38	4,000,000	4,641,200

Puerto Rico 4.5%				22,634,860

Commonwealth of Puerto Rico
Public Improvement, Series A	5.500	07-01-39	2,000,000	2,018,400

Commonwealth of Puerto Rico
Public Improvement, Series A	5.750	07-01-41	5,000,000	5,123,000

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07-01-40	2,500,000	2,482,025

Puerto Rico Electric Power Authority
Electric, Power, & Light Revenues, Series CCC	5.250	07-01-28	2,500,000	2,523,425

Puerto Rico Public Buildings Authority
Government Facilities, Series P (D)	6.750	07-01-36	3,000,000	3,269,010

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	4,000,000	4,093,840

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series C	5.250	08-01-41	3,000,000	3,125,160

Rhode Island 0.1%				740,667

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05-01-22	735,000	740,667

South Carolina 3.7%				18,998,164

Richland County
International Paper Company AMT	6.100	04-01-23	3,325,000	3,371,484

South Carolina State Public Service Authority
Santee Cooper, Series A	5.500	01-01-38	6,000,000	6,837,960

South Carolina State Public Service Authority
Santee Cooper, Series E	5.000	01-01-40	8,000,000	8,788,720

Texas 8.2%				41,697,493

City of Austin
Electric & Utility	5.000	11-15-40	2,000,000	2,215,920

City of Dallas
Waterworks & Sewer System	5.000	10-01-35	5,000,000	5,580,450

City of Dallas
Waterworks & Sewer System	5.000	10-01-36	5,000,000	5,634,050

City of San Antonio
Electric & Gas, Series A	5.000	02-01-34	4,330,000	4,901,950

See notes to financial statements	Annual report | Tax-Free Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value

Texas (continued)

Houston Independent School District Public
Financing Corp.
Cesar Chavez Project, Series A (D)(Z)	Zero	09-15-16	$570,000	$547,685

Lower Colorado River Authority
Electric, Power & Light Revenues	5.000	05-15-40	5,000,000	5,376,300

Lower Colorado River Authority
Prerefunded to 5-15-19	5.625	05-15-39	190,000	237,173

Lower Colorado River Authority
Transmission Services Corp., Series A	5.000	05-15-41	2,500,000	2,706,050

Lower Colorado River Authority
Unrefunded 2012-1	5.625	05-15-39	3,810,000	4,302,900

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	3,250,000	3,667,495

Texas Municipal Power Agency Revenue	5.000	09-01-40	6,000,000	6,527,520

Utah 0.0%				217,700

Salt Lake City
IHC Hospital, Inc., Escrowed to Maturity,
Series A	8.125	05-15-15	200,000	217,700

Washington 0.4%				1,792,440

Washington Public Power Supply Systems
Electric, Power & Light Revenues, Series B	7.125	07-01-16	1,500,000	1,792,440

Wyoming 0.7%				3,354,930

Campbell County Solid Waste Facilities Revenue
Basin Electric Power Company, Series A	5.750	07-15-39	3,000,000	3,354,930

Other 0.6%				3,234,480

Centerline Equity Issuer Trust, Series A–4-1 (S)	5.750	05-15-15	3,000,000	3,234,480

			Par value	Value

Short-Term Investments 1.1%				$5,423,000

(Cost $5,423,000)

Repurchase Agreement 1.1%				5,423,000

Repurchase Agreement with State Street Corp. dated 5-31-13 at
0.010% to be repurchased at $5,423,005 on 6-3-13, collateralized by $5,275,000 U.S. Treasury Note, 2.625% due 12-31-14 (valued at
$5,532,156, including interest)			$5,423,000	5,423,000

Total investments (Cost $450,170,099)† 99.4%				$504,828,153

Other assets and liabilities, net 0.6%				$3,265,263

Total net assets 100.0%				$508,093,416

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

18	Tax-Free Bond Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax

(C) Security purchased on a when-issued or delayed delivery basis.

(D) Bond is insured by one or more of the following companies:

Insurance coverage	As a % of total investments

Ambac Financial Group, Inc.	3.6%
Assured Guaranty Corp.	1.9%
Assured Guaranty Municipal Corp.	1.2%
CIFG Holdings, Ltd.	0.5%
Commonwealth Gtd.	0.6%
Financial Guaranty Insurance Company	1.1%
National Public Finance Guarantee Corp.	6.3%

(H) Non-income producing — Issuer is in default.

(P) Variable rate obligation. The coupon rate represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero Coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $446,796,354. Net unrealized appreciation aggregated $58,031,799, of which $59,079,796 related to appreciated investment securities and $1,047,997 related to depreciated investment securities.

The Fund had the following sector composition as a percentage of net assets on 5-31-13:

General Obligation Bonds	5.5%
Revenue Bonds
Transportation	23.0%
Utilities	19.2%
Education	6.7%
Development	6.2%
Water & Sewer	5.8%
Airport	5.5%
Tobacco	4.6%
Health Care	3.9%
Pollution	2.8%
Facilities	2.0%
Other Revenue	13.1%
Short-Term Investments & Other	1.7%

See notes to financial statements	Annual report | Tax-Free Bond Fund	19

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 5-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $450,170,099)	$504,828,153
Cash	398
Receivable for investments sold	1,120,633
Receivable for fund shares sold	424,114
Interest receivable	6,559,398
Receivable from affiliates	4,579
Other receivables and prepaid expenses	69,056

Total assets	513,006,331

Liabilities

Payable for investments purchased	1,000,000
Payable for delayed delivery securities purchased	2,703,100
Payable for fund shares repurchased	770,682
Distributions payable	238,060
Payable to affiliates
Accounting and legal services fees	17,811
Transfer agent fees	26,026
Distribution and service fees	45,788
Trustees’ fees	35,499
Other liabilities and accrued expenses	75,949

Total liabilities	4,912,915

Net assets	$508,093,416

Net assets consist of

Paid-in capital	$464,479,397
Undistributed net investment income	813,841
Accumulated net realized gain (loss) on investments	(11,857,876)
Net unrealized appreciation (depreciation) on investments	54,658,054

Net assets	$508,093,416

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($446,966,705 ÷ 43,372,603 shares)[1]	$10.31
Class B ($8,286,068 ÷ 804,011 shares)[1]	$10.31
Class C ($52,840,643 ÷ 5,128,201 shares)[1]	$10.30

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$10.80

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

20	Tax-Free Bond Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the year ended 5-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$24,633,009

Total investment income	24,633,009

Expenses

Investment management fees	2,827,661
Distribution and service fees	1,727,243
Accounting and legal services fees	102,281
Transfer agent fees	313,593
Trustees’ fees	32,075
State registration fees	77,038
Printing and postage	30,087
Professional fees	71,880
Custodian fees	58,388
Registration and filing fees	21,622
Other	15,960

Total expenses	5,277,828
Less expense reductions	(515,562)

Net expenses	4,762,266

Net investment income	19,870,743

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments in unaffiliated issuers	72,944

72,944
Change in net unrealized appreciation (depreciation) of
Investments in unaffiliated issuers	(3,611,925)

(3,611,925)

Net realized and unrealized loss	(3,538,981)

Increase in net assets from operations	$16,331,762

See notes to financial statements	Annual report | Tax-Free Bond Fund	21

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	5-31-13	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$19,870,743	$19,935,385
Net realized gain	72,944	38,239
Change in net unrealized appreciation (depreciation)	(3,611,925)	31,204,086

Increase in net assets resulting from operations	16,331,762	51,177,710

Distributions to shareholders
From net investment income
Class A	(17,942,339)	(18,364,618)
Class B	(257,100)	(242,681)
Class C	(1,595,018)	(1,424,989)

Total distributions	(19,794,457)	(20,032,288)

From Fund share transactions	17,953,005	9,121,632

Total increase	14,490,310	40,267,054

Net assets

Beginning of year	493,603,106	453,336,052

End of year	$508,093,416	$493,603,106

Undistributed net investment income	$813,841	$727,248

22	Tax-Free Bond Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08

Per share operating performance

Net asset value, beginning of period	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95
Net investment income[2]	0.41	0.43	0.44	0.45	0.35	0.45
Net realized and unrealized gain (loss)
on investments	(0.06)	0.67	(0.27)	0.44	(0.30)	(0.13)
Total from investment operations	0.35	1.10	0.17	0.89	0.05	0.32
Less distributions
From net investment income	(0.41)	(0.43)	(0.44)	(0.45)	(0.34)	(0.45)
Net asset value, end of period	$10.31	$10.37	$9.70	$9.97	$9.53	$9.82
Total return (%)[3,4]	3.40	11.61	1.79	9.56	0.66[5]	3.25

Ratios and supplemental data

Net assets, end of period (in millions)	$447	$442	$411	$440	$411	$417
Ratios (as a percentage of average net assets):
Expenses before reductions	0.94	0.95	0.96	0.98	1.02[6,7]	0.96
Interest and fees[8]	—	—	—	—	—	0.06
Expenses net of fee waivers	0.84	0.86	0.96	0.98	1.02[6,7]	1.02
Net investment income	3.94	4.30	4.54	4.64	5.05[6]	4.53
Portfolio turnover (%)	11	25	20	28	36	36

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
8 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under U.S. accounting principles, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Annual report | Tax-Free Bond Fund	23

CLASS B SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08

Per share operating performance

Net asset value, beginning of period	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95
Net investment income[2]	0.33	0.36	0.37	0.38	0.29	0.38
Net realized and unrealized gain (loss)
on investments	(0.06)	0.67	(0.27)	0.44	(0.29)	(0.14)
Total from investment operations	0.27	1.03	0.10	0.82	—	0.24
Less distributions
From net investment income	(0.33)	(0.36)	(0.37)	(0.38)	(0.29)	(0.37)
Net asset value, end of period	$10.31	$10.37	$9.70	$9.97	$9.53	$9.82
Total return (%)[3,4]	2.63	10.78	1.04	8.74	0.10[5]	2.47

Ratios and supplemental data

Net assets, end of period (in millions)	$8	$7	$7	$10	$11	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69	1.70	1.71	1.74	1.77[6,7]	1.71
Interest and fees[8]	—	—	—	—	—	0.06
Expenses net of fee waivers	1.59	1.61	1.71	1.73	1.77[6,7]	1.77
Net investment income	3.18	3.54	3.78	3.89	4.29[6]	3.77
Portfolio turnover (%)	11	25	20	28	36	36

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
8 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under U.S. accounting principles, the Fund recognizes additional income in an amount equal to these expenses.

CLASS C SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08

Per share operating performance

Net asset value, beginning of period	$10.37	$9.70	$9.97	$9.53	$9.82	$9.95
Net investment income[2]	0.33	0.36	0.37	0.38	0.29	0.38
Net realized and unrealized gain (loss)
on investments	(0.07)	0.67	(0.27)	0.44	(0.29)	(0.14)
Total from investment operations	0.26	1.03	0.10	0.82	—	0.24
Less distributions
From net investment income	(0.33)	(0.36)	(0.37)	(0.38)	(0.29)	(0.37)
Net asset value, end of period	$10.30	$10.37	$9.70	$9.97	$9.53	$9.82
Total return (%)[3,4]	2.53	10.78	1.04	8.74	0.10[5]	2.47

Ratios and supplemental data

Net assets, end of period (in millions)	$53	$45	$36	$38	$27	$13
Ratios (as a percentage of average net assets):
Expenses before reductions	1.69	1.70	1.71	1.73	1.77[6,7]	1.71
Interest and fees[8]	—	—	—	—	—	0.06
Expenses net of fee waivers	1.59	1.61	1.71	1.73	1.77[6,7]	1.77
Net investment income	3.19	3.54	3.78	3.88	4.31[6]	3.78
Portfolio turnover (%)	11	25	20	28	36	36

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes proxy fees. The impact of this expense to the gross and net expense ratios was 0.04%.
8 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under U.S. accounting principles, the Fund recognizes additional income in an amount equal to these expenses.

24	Tax-Free Bond Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock Tax-Free Bond Fund (the Fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek as high a level of interest income exempt from federal income tax as is consistent with preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs

Annual report | Tax-Free Bond Fund	25

or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. As of May 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund’s custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended May 31, 2013 were $1,223. For the year ended May 31, 2013 the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

26	Tax-Free Bond Fund | Annual report

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $13,142,814 available to offset future net realized capital gains as of May 31, 2013. The following table details the capital loss carryforward available as of May 31, 2013.

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31					NO EXPIRATION DATE
2015	2016	2017	2018	2019	SHORT-TERM	LONG-TERM

$257,214	$209,653	$5,383,181	$3,499,079	$490,608	$1,589,040	$1,714,039

As of May 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2013 and 2012 was as follows:

	MAY 31, 2013	MAY 31, 2012

Ordinary Income	$369,461	$178,117
Exempt Interest	$19,424,996	$19,854,171

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2013, the components of distributable earnings on a tax basis consisted of $1,067,826 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to accretion on debt securities and straddle loss deferrals.

New accounting pronouncements. In December 2011, the Financial Accounting Standards Board issued Accounting Standards Update No. 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities and in January 2013, Accounting Standards Update No. 2013-1, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of assets and liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are

Annual report | Tax-Free Bond Fund	27

effective for annual reporting periods beginning on or after January 1, 2013 and interim periods within those annual periods. These updates may result in additional disclosure relating to the presentation of derivatives and certain other financial instruments.

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.550% of the first $500,000,000 of the Fund’s average daily net assets, (b) 0.500% of the next $500,000,000 of the Fund’s average daily net assets, (c) 0.450% of the next $2,000,000,000 of the Fund’s average daily net assets, and (d) 0.425% of the Fund’s average daily net assets in excess of $3,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2013 were equivalent to a net annual effective rate of 0.55% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B, and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares.

CLASS	RULE 12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

28	Tax-Free Bond Fund | Annual report

The Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees of Class A, Class B, and Class C shares. The waiver agreement expires on September 30, 2013, unless renewed by mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at the time. Reimbursements related to this contractual waiver amounted to $457,117, $8,116 and $50,329 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2013.

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $973,768 for the year ended May 31, 2013. Of this amount, $152,282 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $703,656 was paid as sales commissions to broker-dealers and $117,830 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2013, CDSCs received by the Distributor amounted to $12,980, $11,215 and $9,527 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$1,142,791	$278,005
Class B	81,160	4,940
Class C	503,292	30,648
Total	$1,727,243	$313,593

Annual report | Tax-Free Bond Fund	29

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan), which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Note 5 — Fund share transactions

Transactions in Fund shares for the years ended May 31, 2013 and 2012 were as follows:

	Year ended 5-31-13		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	5,945,907	$62,257,110	4,266,555	$42,972,100
Distributions reinvested	1,443,068	15,113,412	1,464,494	14,742,790
Repurchased	(6,591,093)	(68,990,501)	(5,455,980)	(54,780,568)

Net increase	797,882	$8,380,021	275,069	$2,934,322

Class B shares

Sold	247,978	$2,600,375	202,441	$2,038,452
Distributions reinvested	20,786	217,725	18,637	187,760
Repurchased	(174,686)	(1,829,372)	(203,103)	(2,028,780)

Net increase	94,078	$988,728	17,975	$197,432

Class C shares

Sold	1,745,407	$18,327,901	1,192,471	$12,037,332
Distributions reinvested	123,412	1,292,074	103,939	1,046,656
Repurchased	(1,054,867)	(11,035,719)	(703,984)	(7,094,110)

Net increase	813,952	$8,584,256	592,426	$5,989,878

Net increase	1,705,912	$17,953,005	885,470	$9,121,632

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $73,350,402 and $56,532,770, respectively, for the year ended May 31, 2013.

30	Tax-Free Bond Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Series Trust and
Shareholders of John Hancock Tax-Free Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock Tax-Free Bond Fund (the “Fund”) at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 25, 2013

Annual report | Tax-Free Bond Fund	31

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2013.

98.25% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

32	Tax-Free Bond Fund | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock Tax-Free Bond Fund (the Fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for relevant indexes; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreement, as well as information regarding the Advisor’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Fund, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality and extent of the services to be provided to John Hancock Fund portfolios by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Annual report | Tax-Free Bond Fund	33

Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective(s), review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Fund.

Investment performance. In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Fund’s performance;

(b) considered the comparative performance of the Fund’s benchmark;

34	Tax-Free Bond Fund | Annual report

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted that the Fund outperformed its benchmark index for the one-year period ended December 31, 2012 and underperformed for the three- and five-year periods. The Board also noted that the Fund underperformed its peer group average for the one- and three-year periods and outperformed for the five-year period ended December 31, 2012. The Board took into account management’s discussion of the Fund’s performance. The Board also took into account the Fund’s positive risk-adjusted performance.

The Board concluded that the Fund’s performance is being reasonably addressed and/or monitored.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, the Fund’s contractual and actual advisory fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered the Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing the Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board noted that net management fees and total expenses for this Fund were higher than the peer group medians. The Board took into account the Advisor’s discussion of the Fund’s expenses. The Board also noted that the Fund’s distributor, an affiliate of the Advisor and Subadvisor, waived a portion of its Rule 12b-1 fee for applicable share classes of the Fund.

The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also noted that the Advisor pays the subadvisory fees of the Fund. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the Fund, which is discussed further below. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the Fund is reasonable.

Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates of the Fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

Annual report | Tax-Free Bond Fund	35

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the Fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the Fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the Fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the Fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Fund;

(i) noted that the subadvisory fees for the Fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the Fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) with respect to each fund in the John Hancock fund complex, including the Fund (except those listed below), considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the Fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock Fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The John Hancock Funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Fund to benefit from economies of scale if the Fund grows. The Board also took into account management’s discussion of the Fund’s advisory fee structure; and

(c) the Board also considered the effect of the Fund’s growth in size on its performance and fees. The Board also noted that if the Fund’s assets increase over time, the Fund may realize other economies of scale.

36	Tax-Free Bond Fund | Annual report

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the Fund, which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Fund.

The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

Annual report | Tax-Free Bond Fund	37

Subadvisory fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the Fund’s performance as compared to the Fund’s peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) The Fund’s performance is being reasonably addressed and/or monitored;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Fund in order to permit shareholders to benefit from economies of scale if the Fund grows.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

38	Tax-Free Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates,[2] Born: 1946	2012	233

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	233

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	233

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1987	233

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	233

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Annual report | Tax-Free Bond Fund	39

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	233

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	233

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	233

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	233

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	233

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

40	Tax-Free Bond Fund | Annual report

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle,[2] Born: 1959	2012	233

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	233

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	233

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer of Manulife Asset Management Limited (since 2013); Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Annual report | Tax-Free Bond Fund	41

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 34 other John Hancock funds consisting of 24 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

42	Tax-Free Bond Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhfunds.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | Tax-Free Bond Fund	43

800-225-5291
800-554-6713 TDD
800-338-8080 EASI-Line
jhfunds.com

This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	52A 5/13
MF146642	7/13

John Hancock

MUTUAL FUNDS

John Hancock
High Yield Municipal Bond Fund

Annual Report

5.31.13

A look at performance

Total returns for the period ended May 31, 2013

									Tax-
	Average annual total			Cumulative total			SEC 30-day	SEC 30-day	equivalent
	returns (%)			returns (%)			yield (%)	yield (%)	subsidized
	with maximum sales charge			with maximum sales charge			subsidized	unsubsidized[1]	yield (%)[2]

							as of	as of	as of
	1-year	5-year	10-year	1-year	5-year	10-year	5-31-13	5-31-13	5-31-13

Class A	1.14	5.22	4.90	1.14	28.98	61.37	2.49	2.39	4.40

Class B	0.12	5.07	4.75	0.12	28.06	59.12	1.86	1.76	3.29

Class C	4.12	5.40	4.60	4.12	30.06	56.73	1.86	1.76	3.29

Index 1†	11.88	7.24	6.92	11.88	41.85	95.22	—	—	—

Index 2†	3.05	5.70	4.68	3.05	31.93	58.00	—	—	—

Performance figures assume all distributions have been reinvested. Figures reflect maximum sales charges on Class A shares of 4.5% and the applicable contingent deferred sales charge (CDSC) on Class B shares and Class C shares. The returns for Class C shares have been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04. The Class B shares’ CDSC declines annually between years 1 to 6 according to the following schedule: 5, 4, 3, 3, 2, 1%. No sales charge will be assessed after the sixth year. Class C shares held for less than one year are subject to a 1% CDSC.

The expense ratios of the fund, both net (including any fee waivers or expense limitations) and gross (excluding any fee waivers or expense limitations), are set forth according to the most recent publicly available prospectus for the fund and may differ from those disclosed in the Financial highlights tables in this report. For all classes, the expense ratios are as follows:

	Class A*	Class B*	Class C*
Net (%)	0.87	1.62	1.62
Gross (%)	0.97	1.72	1.72

* The fund’s distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares. The current waiver agreement will remain in effect through 9-30-13.

The returns reflect past results and should not be considered indicative of future performance. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility, the fund’s current performance may be higher or lower than the performance shown. For current to the most recent month end performance data, please call 800-225-5291 or visit the fund’s website at jhfunds.com.

The performance table above and the chart on the next page do not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of fund shares. Please note that a portion of the fund’s income may be subject to taxes, and some investors may be subject to the Alternative Minimum Tax (AMT). Also note that capital gains are taxable. The fund’s performance results reflect any applicable fee waivers or expense reductions, without which the expenses would increase and results would have been less favorable.

† Index 1 is the Barclays High Yield Municipal Bond Index. Index 2 is the Barclays Municipal Bond Index.

See the following page for footnotes.

6	High Yield Municipal Bond Fund | Annual report

		With maximum	Without
	Start date	sales charge	sales charge	Index 1	Index 2

Class B3	5-31-03	$15,912	$15,912	$19,522	$15,800

Class C3	5-31-03	15,673	15,673	19,522	15,800

Performance of the classes will vary based on the difference in sales charges paid by shareholders investing in the different classes and the fee structure of those classes.

The Class C shares investment with maximum sales charge has been adjusted to reflect the elimination of the front-end sales charge, effective 7-15-04.

Barclays High Yield Municipal Bond Index is an unmanaged index composed of municipal bonds that are non-investment grade, unrated or below BBB/Baa.

Barclays Municipal Bond Index is an unmanaged index representative of the tax-exempt bond market.

Prior to December 14, 2012, the fund compared its performance solely to the Barclays Municipal Bond Index. After this date, the fund added the Barclays High Yield Municipal Bond Index as the primary benchmark index and retained the Barclays Municipal Bond Index as the secondary benchmark index to which the fund compares its performance to better reflect the universe of investment opportunities based on the fund’s investment strategy.

It is not possible to invest directly in an index. Index figures do not reflect expenses or sales charges, which would have resulted in lower values if they did.

Footnotes related to performance pages

1 Unsubsidized yield reflects what the yield would have been without the effect of reimbursements and waivers.

2 Tax-equivalent yield is based on the maximum federal income tax rate of 43.4%. Share classes will differ due to varying expenses.

3 The contingent deferred sales charge is not applicable.

Annual report | High Yield Municipal Bond Fund	7

Management’s discussion of
Fund performance

John Hancock Asset Management a division of Manulife Asset Management (US) LLC

Effective June 28, 2013, Frank Lucibella, CFA, retired from our municipal bond portfolio management team. His responsibilities are being assumed by the fund’s existing portfolio manager, Dianne Sales, CFA, who has been with John Hancock since 1989 and has 29 years of investment experience.

Municipal bonds posted positive returns for the year ended May 31, 2013. The municipal bond market’s advance occurred primarily in the first half of the reporting period, fueled by robust demand and limited supply in the municipal market. Over the last six months of the period, demand for municipal bonds in general tapered off as improving economic conditions led investors to shift toward higher-risk assets. However, demand for high-yield municipal bonds remained strong as investors continued to seek out higher yields in a low-interest-rate environment. For the 12-month period, longer-term municipal securities generated the highest returns, while lower-quality municipal bonds outperformed higher-rated municipal securities.

For the year ended May 31, 2013, John Hancock High Yield Municipal Bond Fund’s Class A shares posted a total return of 5.91%, excluding sales charges. By comparison, Morningstar, Inc.’s high yield muni fund category produced an average return of 7.24%,† while the fund’s benchmark, the Barclays High Yield Municipal Bond Index, returned 11.88%. We believe the fund typically has higher overall credit quality and less credit exposure than many of its competitors. As a result, the fund underperformed its peers as lower-quality bonds outperformed and credit spreads narrowed during the reporting period. In addition, we believe the fund’s duration was shorter than that of its peer group and this weighed on relative results. The fund’s holdings of bonds related to the Commonwealth of Puerto Rico also detracted from fund results amid a persistent fiscal deficit and weaker economic growth. The fund’s holdings in bonds rated between B and BB provided the best returns for the period. Credit sectors that generated strong returns included tobacco settlement bonds, prepaid gas bonds (bonds issued by municipalities to fix the cost of future gas purchases) and airport bonds secured by lease payments from individual airlines.

This commentary reflects the views of the portfolio manager through the end of the period discussed in this report. As such, they are in no way guarantees of future events and are not intended to be used as investment advice or a recommendation regarding any specific security. They are also subject to change at any time as market and other conditions warrant.

Past performance is no guarantee of future results.

† Figures from Morningstar, Inc. include reinvested distributions and do not take into account sales charges. Actual load-adjusted performance is lower.

8	High Yield Municipal Bond Fund | Annual report

Your expenses

These examples are intended to help you understand your ongoing operating expenses of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds.

Understanding fund expenses

As a shareholder of the fund, you incur two types of costs:

▪ Transaction costs, which include sales charges (loads) on purchases or redemptions (varies by share class), minimum account fee charge, etc.

▪ Ongoing operating expenses, including management fees, distribution and service fees (if applicable), and other fund expenses.

We are going to present only your ongoing operating expenses here.

Actual expenses/actual returns

This example is intended to provide information about the fund’s actual ongoing operating expenses and is based on the fund’s actual return. It assumes an account value of $1,000.00 on December 1, 2012, with the same investment held until May 31, 2013.

	Account value	Ending value	Expenses paid during
	on 12-1-12	on 5-31-13	period ended 5-31-13[1]

Class A	$1,000.00	$996.40	$4.38

Class B	1,000.00	992.70	8.10

Class C	1,000.00	992.70	8.10

Together with the value of your account, you may use this information to estimate the operating expenses that you paid over the period. Simply divide your account value at May 31, 2013, by $1,000.00, then multiply it by the “expenses paid” for your share class from the table above. For example, for an account value of $8,600.00, the operating expenses should be calculated as follows:

Annual report | High Yield Municipal Bond Fund	9

Your expenses

Hypothetical example for comparison purposes

This table allows you to compare the fund’s ongoing operating expenses with those of any other fund. It provides an example of the fund’s hypothetical account values and hypothetical expenses based on each class’s actual expense ratio and an assumed 5% annualized return before expenses (which is not the fund’s actual return). It assumes an account value of $1,000.00 on December 1, 2012, with the same investment held until May 31, 2013. Look in any other fund shareholder report to find its hypothetical example and you will be able to compare these expenses. Please remember that these hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

	Account value	Ending value on	Expenses paid during
	on 12-1-12	5-31-13	period ended 5-31-13[1]

Class A	$1,000.00	$1,020.50	$4.43

Class B	1,000.00	1,016.80	8.20

Class C	1,000.00	1,016.80	8.20

Remember, these examples do not include any transaction costs, therefore, these examples will not help you to determine the relative total costs of owning different funds. If transaction costs were included, your expenses would have been higher. See the fund’s prospectus for details regarding transaction costs.

1 Expenses are equal to the fund’s annualized expense ratio of 0.88%, 1.63%, and 1.63% for Class A, Class B, and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

10	High Yield Municipal Bond Fund | Annual report

Portfolio summary

Top 10 Holdings (19.1% of Net Assets on 5-31-13)[1,2]

Atlanta Water & Waste Water Revenue, 5.000%,11-1-19	3.7%

Foothill Eastern Transportation Corridor Agency, Zero Coupon, 1-15-36	2.6%

Golden State Tobacco Securitization Corp., Series A-1, 4.500%, 6-1-27	1.8%

Port Authority of New York & New Jersey, 6.000%, 10-1-19	1.8%

Pennsylvania Turnpike Commission, Step Coupon, 12-1-38	1.7%

Central Plains Energy Project, 5.000%, 9-1-42	1.6%

Central Plains Energy Project, 5.000%, 9-1-32	1.5%

North Texas Tollway Authority, Series D, 5.000%, 1-1-38	1.5%

Tennessee Energy Acquisition Corp., 5.000%, 2-1-25	1.5%

Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6-1-30	1.4%

Sector Composition[1,3]

General Obligation Bonds	1.5%	Pollution	8.0%

Revenue Bonds		Tobacco	6.1%

Development	22.0%	Water & Sewer	5.4%

Other Revenue	17.4%	Airport	5.2%

Transportation	10.7%	Education	3.3%

Utilities	9.9%	Facilities	0.9%

Health Care	8.2%	Short-Term Investments & Other	1.4%

Quality Composition[1,3,4]

AAA	3.4%

AA	1.6%

A	29.1%

BBB	39.2%

BB	2.6%

B	11.3%

Not Rated	11.4%

Short-Term Investments & Other	1.4%

1 As a percentage of net assets on 5-31-13.

2 Cash and cash equivalents not included.

3 Fixed-income investments are subject to interest-rate and credit risk; their value will normally decline as interest rates rise or if the creditor is unable or unwilling to make principal or interest payments. Investments in higher-yielding, lower-rated securities involve additional risks as these securities include a higher risk of default and loss of principal. Municipal bond prices can decline due to fiscal mismanagement or tax shortfalls, or if related projects become unprofitable. Sector investing is subject to greater risks than the market as a whole. Because the fund may focus on particular sectors of the economy, its performance may depend on the performance of those sectors and investments focused in one sector may fluctuate more widely than investments diversified across sectors. For additional information on these and other risk considerations, please see the fund’s prospectus.

4 Ratings are from Moody’s Investors Service, Inc. If not available, we have used ratings from Standard & Poor’s Ratings Services. In the absence of ratings from these agencies, we have used Fitch Ratings, Inc. “Not Rated” securities are those with no ratings available from these agencies. All ratings are as of 5-31-13 and do not reflect subsequent downgrades or upgrades, if any.

Annual report | High Yield Municipal Bond Fund	11

Fund’s investments

As of 5-31-13

		Maturity
	Rate (%)	date	Par value	Value

Municipal Bonds 98.6%				$284,667,071

(Cost $248,860,812)

Alabama 2.7%				7,732,080

Birmingham Special Care Facilities
Financing Authority
Children’s Hospital	6.125	06-01-34	$2,000,000	2,255,400

Courtland Industrial Development Board
International Paper Company Project,
Series A AMT	5.200	06-01-25	2,000,000	2,092,340

Selma Industrial Development Board
Gulf Opportunity Zone, Series A	6.250	11-01-33	2,000,000	2,289,480

Selma Industrial Development Board
International Paper Company Project,
Series A	5.375	12-01-35	1,000,000	1,094,860

Arizona 2.4%				6,831,920

Maricopa County Industrial
Development Authority
Catholic Healthcare West, Series A	6.000	07-01-39	3,000,000	3,374,430

Maricopa County Pollution Control Corp.
El Paso Electric Company Project, Series B	7.250	04-01-40	2,000,000	2,345,280

Maricopa County Pollution Control Corp.
Public Service Palo Verde, Series A	6.250	01-01-38	1,000,000	1,112,210

California 9.4%				27,158,617

California State Public Works Board
Trustees California State University, Series D	6.250	04-01-34	1,000,000	1,200,680

California State Public Works Board
Various Capital Projects, Series A	5.000	04-01-37	1,000,000	1,066,840

California Statewide Communities
Development Authority
Thomas Jefferson School of Law, Series A (S)	7.250	10-01-38	1,000,000	1,021,510

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls (Z)	Zero	01-15-36	4,000,000	1,030,360

Foothill Eastern Transportation Corridor Agency
Highway Revenue Tolls, Escrowed to
Maturity, Series A (Z)	Zero	01-01-18	7,950,000	7,570,547

Golden State Tobacco Securitization Corp.
Series A–1	4.500	06-01-27	5,405,000	5,295,008

Golden State Tobacco Securitization Corp.
Series A–1 (C)	5.000	06-01-33	2,575,000	2,399,308

M-S-R Energy Authority
Natural Gas Revenue, Series A	6.500	11-01-39	1,500,000	1,986,300

12	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

California (continued)

M-S-R Energy Authority
Natural Gas Revenue, Series B	7.000	11-01-34	$1,500,000	$2,079,150

San Bernardino County
Medical Center Financial Project, Series B (D)	5.500	08-01-17	1,690,000	1,762,839

Southern California Public Power Authority
Natural Gas Revenue, Series A	5.250	11-01-26	1,500,000	1,746,075

Colorado 2.7%				7,814,228

Colorado Health Facilities Authority
Christian Living Community Project	5.250	01-01-37	500,000	528,260

Colorado Health Facilities Authority
Christian Living Community Project, Series A	5.750	01-01-26	1,000,000	1,076,000

Colorado Health Facilities Authority
Christian Living Community Project, Series A	9.000	01-01-34	750,000	795,533

Public Authority for Colorado Energy
Natural Gas Revenue	6.250	11-15-28	2,500,000	3,138,275

Regional Transportation District
Denver Transit Partners	6.000	01-15-41	2,000,000	2,276,160

Connecticut 0.5%				1,513,386

Hamden Facility Revenue
Whitney Center Project, Series A	7.750	01-01-43	1,400,000	1,513,386

Delaware 0.4%				1,119,540

County of Sussex
NRG Energy, Inc. Indian River Power LLC	6.000	10-01-40	1,000,000	1,119,540

District of Columbia 1.8%				5,133,710

Metropolitan Washington DC
Airports Authority Highway Revenue Tolls,
Metrorail, Series A (Z)	Zero	10-01-37	4,000,000	1,063,120

Metropolitan Washington DC
Airports Authority Highway Revenue Tolls,
Series B (Z)	Zero	10-01-39	4,600,000	1,090,660

Metropolitan Washington DC
Airports Authority Highway Revenue Tolls,
Series C (Zero Coupon steps up to 6.500%
on 10-1-16) (D)	Zero	10-01-41	3,000,000	2,979,930

Florida 5.3%				15,405,836

Bonnet Creek Resort Community
Development District	7.250	05-01-18	1,245,000	1,245,523

Bonnet Creek Resort Community
Development District	7.375	05-01-34	1,055,000	1,055,327

Crossings at Fleming Island Community
Development District
Recreation Facilities Improvements, Series C	7.100	05-01-30	1,000,000	892,680

Heritage Harbour North Community
Development District	6.375	05-01-38	1,240,000	1,189,954

Miami-Dade County Aviation Revenue
Miami International Airport, Series A AMT (D)	5.000	10-01-38	2,000,000	2,094,260

Miami-Dade County Educational
Facilities Authority
University of Miami, Series A	5.000	04-01-42	675,000	732,827

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	13

		Maturity
	Rate (%)	date	Par value	Value

Florida (continued)

Orlando Urban Community
Development District Electric Light &
Power Improvements	6.000	05-01-20	$450,000	$450,374

Orlando Urban Community
Development District Electric Light &
Power Improvements	6.250	05-01-34	1,000,000	995,310

Pensacola Airport Revenue AMT	6.000	10-01-28	2,000,000	2,303,080

South Kendall Community Development District
Series A	5.900	05-01-35	875,000	885,194

Tolomato Community Development District,
Series 1 (H)	6.450	05-01-23	15,000	8,193

Tolomato Community Development District,
Series 1 (H)	6.650	05-01-40	15,000	8,012

Tolomato Community Development District,
Series 2 (H)	6.450	05-01-23	470,000	187,817

Tolomato Community Development District,
Series 2 (H)	6.650	05-01-40	470,000	186,637

Tolomato Community Development District,
Series 3 (H)	6.450	05-01-23	155,000	2

Tolomato Community Development District,
Series 3 (H)	6.650	05-01-40	155,000	2

Tolomato Community Development District,
Series A–1	6.450	05-01-23	200,000	195,094

Tolomato Community Development District,
Series A–1	6.650	05-01-40	200,000	204,158

Tolomato Community Development District,
Series A-2, CAB (0.000% to 05-01-17,
then 6.610%)	0.000	05-01-39	110,000	83,822

Tolomato Community Development District,
Series A–3, CAB (0.000% to 05-01-19,
then 6.610%)	0.000	05-01-40	260,000	162,081

Tolomato Community Development District,
Series A–4, CAB (0.000% to 05-01-22,
then 6.610%)	0.000	05-01-40	130,000	60,268

Village Community Development District No. 8	6.125	05-01-39	885,000	1,031,317

Village Community Development District No. 8	6.375	05-01-38	765,000	904,437

Village Community Development District No. 9	5.500	05-01-42	495,000	529,467

Georgia 6.6%				19,162,778

Atlanta Tax Allocation
Eastside Project, Series B	5.600	01-01-30	1,500,000	1,610,910

Atlanta Water & Waste Water Revenue	5.000	11-01-19	10,000,000	10,615,800

Atlanta Water & Waste Water Revenue
Series A	6.000	11-01-28	1,000,000	1,209,580

Clayton County Development Authority
Delta Air Lines Series B AMT	9.000	06-01-35	1,000,000	1,112,740

Gainesville & Hall County
Development Authority
ACTS Retirement-Life Communities, Inc.,
Series A-2	6.625	11-15-39	1,100,000	1,243,473

Marietta Development Authority
Life University, Inc. Project	7.000	06-15-30	1,500,000	1,611,435

Municipal Electric Authority of Georgia
Electric, Power & Light Revenues, Series D	5.500	01-01-26	1,500,000	1,758,840

14	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Guam 0.8%				$2,231,160

Guam Government
Series A	7.000	11-15-39	$2,000,000	2,231,160

Hawaii 0.4%				1,193,990

Hawaii State Department of Budget & Finance
15 Craigside Place Project, Series A	9.000	11-15-44	1,000,000	1,193,990

Illinois 1.9%				5,537,180

Chicago Tax Increment Revenue
Pilsen Redevelopment, Series B	6.750	06-01-22	2,000,000	2,066,740

Illinois Finance Authority
Central Illinois, Series C1 (P)	5.950	08-15-26	1,000,000	1,002,500

Illinois Finance Authority
Rush University Medical Center, Series A	7.250	11-01-38	2,000,000	2,467,940

Indiana 0.8%				2,177,012

Crown Point Economic Development Revenue
Wittenberg Village Project, Series A	8.000	11-15-39	1,250,000	1,447,975

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-26	230,000	239,573

St. Joseph County
Holy Cross Village at Notre Dame Project,
Series A	6.000	05-15-38	475,000	489,464

Iowa 0.4%				1,082,650

Altoona Urban Renewal Tax
Increment Revenue	6.000	06-01-34	1,000,000	1,082,650

Kansas 1.3%				3,832,086

Wyandotte County-Kansas City
Unified Government
Sales Tax Revenue, Series B (Z)	Zero	06-01-21	5,725,000	3,832,086

Kentucky 1.2%				3,438,150

Kentucky Economic Development
Finance Authority
Owensboro Medical Health System, Series A	6.500	03-01-45	2,000,000	2,333,200

Owen County Kentucky Waterworks
System Revenue
American Water Company Project, Series A	6.250	06-01-39	1,000,000	1,104,950

Louisiana 2.7%				7,884,860

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp. Projects	6.750	11-01-32	3,000,000	3,402,240

Louisiana Local Government
Environmental Facilities
Westlake Chemical Corp., Series A-2	6.500	11-01-35	2,000,000	2,374,520

St. John Baptist Parish Revenue
Marathon Oil Corp., Series A	5.125	06-01-37	2,000,000	2,108,100

Maryland 1.2%				3,518,110

Baltimore County
East Baltimore Research Park, Series A	7.000	09-01-38	1,000,000	1,084,050

Maryland Economic Development Corp.
Potomac Electric Power Company	6.200	09-01-22	2,000,000	2,434,060

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	15

		Maturity
	Rate (%)	date	Par value	Value

Massachusetts 1.3%				$3,780,670

Massachusetts Development Finance Agency
Dominion Energy Brayton Point AMT (P)	5.000	02-01-36	$1,000,000	1,039,370

Massachusetts Development Finance Agency
Merrimack College, Series A	5.250	07-01-42	1,000,000	1,066,130

Massachusetts State College Building Authority
College & University Revenue, Series A	5.500	05-01-49	1,500,000	1,675,170

Michigan 0.4%				1,055,830

Michigan Strategic Fund
Dow Chemical Company, Series A–1 AMT (P)	6.750	12-01-28	1,000,000	1,055,830

Minnesota 0.7%				2,120,380

North Oak Senior Housing Revenue
Presbyterian Homes North Oaks	6.000	10-01-27	1,000,000	1,067,920

St. Paul Housing & Redevelopment Authority
Carondelet Village Project, Series A	6.000	08-01-42	1,000,000	1,052,460

Mississippi 0.3%				1,002,970

Mississippi Business Finance Corp.
System Energy Resources, Inc. Project	5.875	04-01-22	1,000,000	1,002,970

Missouri 0.3%				933,024

St. Louis Airport Revenue
Lambert St. Louis International Airport,
Series A–1	6.625	07-01-34	800,000	933,024

Nebraska 3.2%				9,100,889

Central Plains Energy Project	5.000	09-01-32	4,000,000	4,395,280

Central Plains Energy Project	5.000	09-01-42	4,380,000	4,705,609

Nevada 0.4%				1,026,490

Sparks Tourism Improvement District No: 1
Sales Tax Revenue, Series A (S)	6.750	06-15-28	1,000,000	1,026,490

New Hampshire 0.7%				2,098,835

New Hampshire Business Finance Authority
Public Service Company Project, Series B
AMT (D)	4.750	05-01-21	1,500,000	1,535,025

New Hampshire Health & Education
Facilities Authority
Rivermead, Series A	6.875	07-01-41	500,000	563,810

New Jersey 2.5%				7,070,595

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	5.125	09-15-23	1,650,000	1,764,956

New Jersey Economic Development Authority
Continental Airlines, Inc. Project AMT	5.250	09-15-29	1,000,000	1,060,320

New Jersey State Educational
Facilities Authority University of Medical and
Dentistry, Series B	7.500	12-01-32	1,000,000	1,220,840

Tobacco Settlement Financing Corp.
Prerefunded to 6-1-13	6.250	06-01-43	1,000,000	1,000,000

Tobacco Settlement Financing Corp.
Series 1A	4.500	06-01-23	2,035,000	2,024,479

16	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

New York 10.8%				$31,130,550

Brooklyn Arena Local Development Corp.
Barclays Center Project	6.375	07-15-43	$2,500,000	2,915,025

Chautauqua County Industrial
Development Agency Dunkirk Power Project	5.875	04-01-42	3,350,000	3,716,256

Hudson Yards Infrastructure Corp.
Series A	5.750	02-15-47	1,000,000	1,153,470

Long Island Power Authority
Electric, Power & Light Revenues, Series A	5.750	04-01-39	2,500,000	2,873,700

Long Island Power Authority
Electric, Power & Light Revenues, Series C (D)	5.250	09-01-29	1,475,000	1,752,256

New York City Industrial Development Agency
American Airlines-JFK Airport AMT	7.500	08-01-16	2,000,000	2,128,980

New York Liberty Development Corp.
4 World Trade Center Project	5.000	11-15-44	2,925,000	3,143,907

New York Liberty Development Corp.
7 World Trade Center, Class 2	5.000	09-15-43	1,000,000	1,071,900

New York Liberty Development Corp.
Bank of America Tower, Class 2	5.625	07-15-47	3,350,000	3,797,024

New York Liberty Development Corp.
Goldman Sachs Headquarters	5.250	10-01-35	2,495,000	2,899,914

Port Authority of New York & New Jersey
5th Installment Special Project AMT	6.750	10-01-19	500,000	498,720

Port Authority of New York & New Jersey
JFK International Airport Terminal	6.000	12-01-42	4,460,000	5,179,398

North Carolina 0.4%				1,218,560

North Carolina Eastern Municipal
Power Agency Electric, Power & Light
Revenues, Series C	6.750	01-01-24	1,000,000	1,218,560

Ohio 3.4%				9,769,469

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.125	06-01-24	2,865,000	2,680,580

Buckeye Ohio Tobacco Settlement Financing
Authority, Series A-2	5.875	06-01-30	4,500,000	4,169,610

Cleveland Ohio Airport Revenue
Continental Airlines, Inc. Project AMT	5.375	09-15-27	2,510,000	2,504,829

Hickory Chase Community Authority
Hickory Chase Project (H)	7.000	12-01-38	921,000	414,450

Oklahoma 0.9%				2,458,994

Tulsa Airport Improvement Trust
Series A AMT (P)	7.750	06-01-35	1,000,000	1,080,680

Tulsa Municipal Airport Trust
American Airlines Project	6.250	06-01-20	1,375,000	1,378,314

Oregon 0.6%				1,612,772

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-14	1,105,000	1,109,652

Western Generation Agency
Wauna Cogeneration Project, Series B AMT	5.000	01-01-16	500,000	503,120

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	17

		Maturity
	Rate (%)	date	Par value	Value

Pennsylvania 5.3%				$15,309,240

Allegheny County Industrial
Development Authority
Environmental Improvements	5.500	11-01-16	$1,000,000	1,053,960

Allegheny County Industrial
Development Authority
Environmental Improvements	6.875	05-01-30	1,215,000	1,392,420

Bucks County Industrial Development Authority
U.S. Steel Corp. Project	6.750	06-01-26	1,500,000	1,747,740

Pennsylvania Economic Development
Financing Authority
Allegheny Energy Supply Company	7.000	07-15-39	2,500,000	2,960,900

Pennsylvania Economic Development
Financing Authority
Philadelphia Biosolids Facility	6.250	01-01-32	1,000,000	1,128,440

Pennsylvania Turnpike Commission
Highway Revenue Tolls, Series E (Zero
Coupon Steps up to 6.375% on 12-1-17)	Zero	12-01-38	5,000,000	4,918,600

Philadelphia Gas Waterworks Revenue
Ninth Series	5.250	08-01-40	2,000,000	2,107,180

Puerto Rico 8.8%				25,536,073

Commonwealth of Puerto Rico
Public Improvement, Series B	6.500	07-01-37	2,000,000	2,141,520

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.125	07-01-24	1,500,000	1,600,050

Puerto Rico Aqueduct & Sewer Authority
Water Revenue, Series A	6.000	07-01-38	1,000,000	1,025,860

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series TT	5.000	07-01-32	1,250,000	1,216,963

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series WW	5.500	07-01-38	1,000,000	1,010,090

Puerto Rico Electric Power Authority
Electric, Power & Light Revenues, Series XX	5.250	07-01-40	4,000,000	3,971,240

Puerto Rico Electric Power Authority
Electric, Power, & Light Revenues, Series CCC	5.250	07-01-28	2,000,000	2,018,740

Puerto Rico Electric Power Authority
Electric, Power, & Light Revenues, Series XX	5.250	07-01-27	1,000,000	1,012,640

Puerto Rico Electric Power Authority
Power Revenue, Series A	5.000	07-01-29	3,000,000	2,957,520

Puerto Rico Electric Power Authority
Power Revenue, Series A	5.000	07-01-42	3,000,000	2,862,870

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Z)	Zero	08-01-33	5,000,000	1,584,600

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (D)(Z)	Zero	08-01-41	5,000,000	1,063,600

Puerto Rico Sales Tax Financing Corp.
Sales Tax Revenue, Series A (Zero coupon
steps up to 6.750% on 8-1-16)	Zero	08-01-32	3,000,000	3,070,380

Rhode Island 0.1%				363,348

Tobacco Settlement Financing Corp., Series A	6.000	06-01-23	100,000	101,343

Town of Tiverton
Mount Hope Bay Village, Series A	6.875	05-01-22	260,000	262,005

18	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Tennessee 1.5%				$4,212,565

Tennessee Energy Acquisition Corp.
Natural Gas Revenue, Series C	5.000	02-01-25	$3,720,000	4,212,565

Texas 10.6%				30,691,836

Central Texas Regional Mobility Authority	6.000	01-01-41	2,150,000	2,474,306

Central Texas Regional Mobility Authority	6.250	01-01-46	1,000,000	1,163,650

City of Houston TX Airport System Revenue
Continental Airlines, Inc. Terminal
Projects AMT	6.625	07-15-38	1,000,000	1,138,800

Gulf Coast Industrial Development Authority
CITGO Petroleum Corp. AMT	8.000	04-01-28	2,100,000	2,103,444

Gulf Coast Waste Disposal Authority
International Paper Company, Series A AMT	6.100	08-01-24	1,500,000	1,505,985

Harris County Health Facilities
Development Corp.
Memorial Hermann Healthcare., Series B	7.250	12-01-35	1,000,000	1,326,030

Love Field Airport Modernization Corp.
Southwest Airlines Co. Project	5.250	11-01-40	2,825,000	3,034,587

Mission Economic Development Corp.
Waste Management, Inc. Project AMT (P)	6.000	08-01-20	975,000	982,654

North Texas Tollway Authority
Highway Revenue Tolls	5.000	01-01-38	1,000,000	1,075,660

North Texas Tollway Authority
Highway Revenue Tolls, Series A	6.250	01-01-39	3,000,000	3,419,100

North Texas Tollway Authority
Highway Revenue Tolls, Series D	5.000	01-01-38	4,000,000	4,336,440

North Texas Tollway Authority
Highway Revenue Tolls, Series F	5.750	01-01-38	1,000,000	1,097,890

North Texas Tollway Authority
Highway Revenue Tolls, Series K-2	6.000	01-01-38	1,000,000	1,128,460

Tarrant County Cultural Education Facilities
Finance Corp. Air Force Retirement Facility	6.375	11-15-44	2,000,000	2,188,120

Texas Municipal Gas Acquisition & Supply Corp.
Natural Gas Revenue, Series D	6.250	12-15-26	2,000,000	2,530,100

Travis County Health Facilities
Development Corp. Westminster Manor	7.000	11-01-30	1,000,000	1,186,610

Virgin Islands 0.4%				1,163,070

Virgin Islands Public Finance Authority, Series A	6.750	10-01-37	1,000,000	1,163,070

Virginia 0.8%				2,427,620

Washington County Industrial
Development Authority
Mountain States Health Alliance, Series C	7.750	07-01-38	2,000,000	2,427,620

Washington 0.7%				2,114,140

Port of Seattle Industrial Development Corp.
Delta Airlines, Inc.	5.000	04-01-30	1,000,000	1,024,930

Washington Health Care Facilities Authority
Swedish Health Services, Series A	6.500	11-15-33	1,000,000	1,089,210

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	19

		Maturity
	Rate (%)	date	Par value	Value

Wisconsin 1.2%				$3,446,078

Public Finance Authority
Airport Facilities AMT	5.000	07-01-42	$2,500,000	2,584,725

Wisconsin Health & Educational
Facilities Authority
St. John’s Community, Inc., Series A	7.625	09-15-39	750,000	861,353

Wyoming 0.4%				1,079,860

Sweetwater County
FMC Corp. Project AMT	5.600	12-01-35	1,000,000	1,079,860

Other 0.4%				1,175,920

Centerline Equity Issuer Trust (S)	6.000	05-15-19	1,000,000	1,175,920

Short-Term Investments 0.5%				$1,471,000

(Cost $1,471,000)

			Shares	Value
Repurchase Agreement 0.5%				1,471,000

Repurchase Agreement with State Street Corp. dated 5-31-13 at 0.010%
to be repurchased at $1,471,001 on 6-3-13, collateralized by $1,510,000
U.S. Treasury Note, 0.625% due 5-31-17 (valued at $1,502,568,
including interest)			1,471,000	1,471,000

Total investments (Cost $250,331,812)† 99.1%				$286,138,071

Other assets and liabilities, net 0.9%				$2,500,963

Total net assets 100.0%				$288,639,034

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.

CAB A convertible capital appreciation bond is a bond which compounds interest for a fixed period of time and then pays interest periodically like a normal serial or term bond.

(C) Security purchased on a when-issued or delayed delivery.

(D) Bond is insured by one of these companies:

Insurance Coverage	As a % of total investments

Assured Guaranty Corp.	1.5%
Assured Guaranty Municipal Corp.	1.0%
CIFG Holding Ltd.	1.3%
National Public Finance Guarantee Corp.	3.7%

(H) Defaulted security. Currently, the issuer is in default with respect to interest payments.

(P) Variable rate obligation. The coupon rate shown represents the rate at period end.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically.

† At 5-31-13, the aggregate cost of investment securities for federal income tax purposes was $248,028,108. Net unrealized appreciation aggregated $38,109,963, of which $39,391,019 related to appreciated investment securities and $1,281,056 related to depreciated investment securities.

20	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

Notes to Schedule of Investments

The Fund had the following sector composition as a percentage of total net assets on 5-31-13:

General Obligation Bonds	1.5%
Revenue Bonds
Development	22.0%
Other Revenue	17.4%
Transportation	10.7%
Utilities	9.9%
Health Care	8.2%
Pollution	8.0%
Tobacco	6.1%
Water & Sewer	5.4%
Airport	5.2%
Education	3.3%
Facilities	0.9%
Short-Term Investments & Other	1.4%

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	21

FINANCIAL STATEMENTS

Financial statements

Statement of assets and liabilities 5-31-13

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value and the maximum offering price per share.

Assets

Investments, at value (Cost $250,331,812)	$286,138,071
Cash	218
Receivable for investments sold	2,292,786
Receivable for fund shares sold	661,176
Interest receivable	4,087,160
Receivable from affiliates	5,534
Other receivables and prepaid expenses	42,172

Total assets	293,227,117

Liabilities

Payable for delayed delivery securities purchased	2,408,855
Payable for fund shares repurchased	1,898,272
Distributions payable	124,178
Payable to affiliates
Accounting and legal services fees	9,966
Transfer agent fees	14,830
Distribution and service fees	55,338
Trustees’ fees	8,652
Other liabilities and accrued expenses	67,992

Total liabilities	4,588,083

Net assets	$288,639,034

Net assets consist of

Paid-in capital	$261,405,506
Undistributed net investment income	919,176
Accumulated net realized gain (loss) on investments	(9,491,907)
Net unrealized appreciation (depreciation) on investments	35,806,259

Net assets	$288,639,034

Net asset value per share

Based on net asset values and shares outstanding — the Fund has an unlimited number of shares authorized with no par value
Class A ($213,692,701 ÷ 24,802,812 shares)[1]	$8.62
Class B ($10,529,221 ÷ 1,222,148 shares)[1]	$8.62
Class C ($64,417,112 ÷ 7,477,117 shares)[1]	$8.62

Maximum offering price per share

Class A (net asset value per share ÷ 95.5%)[2]	$9.03

1 Redemption price is equal to net asset value less any applicable contingent deferred sales charge.

2 On single retail sales of less than $100,000. On sales of $100,000 or more and on group sales the offering price is reduced.

22	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

FINANCIAL STATEMENTS

Statement of operations For the year ended 5-31-13

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Interest	$15,715,871

Expenses

Investment management fees	1,648,626
Distribution and service fees	1,323,732
Accounting and legal services fees	57,781
Transfer agent fees	183,372
Trustees’ fees	18,764
State registration fees	74,890
Printing and postage	23,585
Professional fees	85,738
Custodian fees	39,198
Registration and filing fees	26,843
Other	10,977

Total expenses	3,493,506
Less expense reductions	(301,600)

Net expenses	3,191,906

Net investment income	12,523,965

Realized and unrealized gain (loss)

Net realized gain (loss) on investments	1,494,305
Change in net unrealized appreciation (depreciation) of investments	2,616,094

Net realized and unrealized gain	4,110,399

Increase in net assets from operations	$16,634,364

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	23

FINANCIAL STATEMENTS

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Year	Year
	ended	ended
	5-31-13	5-31-12

Increase (decrease) in net assets

From operations
Net investment income	$12,523,965	$12,376,257
Net realized gain	1,494,305	60,146
Change in net unrealized appreciation (depreciation)	2,616,094	21,253,050

Increase in net assets resulting from operations	16,634,364	33,689,453

Distributions to shareholders
From net investment income
Class A	(9,276,638)	(9,327,479)
Class B	(342,417)	(347,430)
Class C	(2,211,787)	(2,189,040)

Total distributions	(11,830,842)	(11,863,949)

From Fund share transactions	(10,849,658)	20,812,970

Total increase (decrease)	(6,046,136)	42,638,474

Net assets

Beginning of year	294,685,170	252,046,696

End of year	$288,639,034	$294,685,170

Undistributed net investment income	$919,176	$301,628

24	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

CLASS A SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08

Per share operating performance

Net asset value, beginning of period	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33
Net investment income[2]	0.38	0.39	0.39	0.40	0.32	0.41
Net realized and unrealized gain (loss)
on investments	0.12	0.65	(0.26)	0.63	(0.58)	(0.34)
Total from investment operations	0.50	1.04	0.13	1.03	(0.26)	0.07
Less distributions
From net investment income	(0.36)	(0.38)	(0.38)	(0.39)	(0.30)	(0.41)
Total distributions	(0.36)	(0.38)	(0.38)	(0.39)	(0.30)	(0.41)
Net asset value, end of period	$8.62	$8.48	$7.82	$8.07	$7.43	$7.99
Total return (%)[3,4]	5.91	13.56	1.67	14.15	(3.04)[5]	0.81

Ratios and supplemental data

Net assets, end of period (in millions)	$214	$221	$192	$207	$139	$94
Ratios (as a percentage of average net assets):
Expenses before reductions	0.97	0.97	0.99	1.01	1.15[6,7]	1.09
Interest and fees[8]	—	—	—	—	—	0.16
Expenses net of fee waivers	0.87	0.89	0.99	1.00	1.15[6,7]	1.25
Net investment income	4.34	4.81	4.97	5.16	6.07[6]	4.85
Portfolio turnover (%)	25	21	32	14	49	75

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under U.S. accounting principles, the Fund recognizes additional income in an amount equal to these expenses.

See notes to financial statements	Annual report | High Yield Municipal Bond Fund	25

CLASS B SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08

Per share operating performance

Net asset value, beginning of period	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33
Net investment income[2]	0.31	0.33	0.33	0.35	0.28	0.35
Net realized and unrealized gain (loss)
on investments	0.12	0.65	(0.26)	0.62	(0.58)	(0.34)
Total from investment operations	0.43	0.98	0.07	0.97	(0.30)	0.01
Less distributions
From net investment income	(0.29)	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)
Total distributions	(0.29)	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)
Net asset value, end of period	$8.62	$8.48	$7.82	$8.07	$7.43	$7.99
Total return (%)[3,4]	5.12	12.72	0.91	13.29	(3.59)[5]	0.06

Ratios and supplemental data

Net assets, end of period (in millions)	$11	$9	$8	$9	$8	$8
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72	1.72	1.74	1.76	1.90[6,7]	1.84
Interest and fees[8]	—	—	—	—	—	0.16
Expenses net of fee waivers	1.62	1.64	1.74	1.75	1.90[6,7]	2.00
Net investment income	3.59	4.06	4.22	4.42	5.34[6]	4.09
Portfolio turnover (%)	25	21	32	14	49	75

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under U.S. accounting principles, the Fund recognizes additional income in an amount equal to these expenses.

CLASS C SHARES Period ended	5-31-13	5-31-12	5-31-11	5-31-10	5-31-09[1]	8-31-08

Per share operating performance

Net asset value, beginning of period	$8.48	$7.82	$8.07	$7.43	$7.99	$8.33
Net investment income[2]	0.31	0.33	0.33	0.34	0.28	0.34
Net realized and unrealized gain (loss)
on investments	0.12	0.65	(0.26)	0.63	(0.58)	(0.33)
Total from investment operations	0.43	0.98	0.07	0.97	(0.30)	0.01
Less distributions
From net investment income	(0.29)	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)
Total distributions	(0.29)	(0.32)	(0.32)	(0.33)	(0.26)	(0.35)
Net asset value, end of period	$8.62	$8.48	$7.82	$8.07	$7.43	$7.99
Total return (%)[3,4]	5.12	12.72	0.91	13.30	(3.59)[5]	0.06

Ratios and supplemental data

Net assets, end of period (in millions)	$64	$64	$51	$59	$35	$23
Ratios (as a percentage of average net assets):
Expenses before reductions	1.72	1.73	1.74	1.76	1.90[6,7]	1.84
Interest and fees[8]	—	—	—	—	—	0.16
Expenses net of fee waivers	1.62	1.64	1.74	1.75	1.90[6,7]	2.00
Net investment income	3.59	4.06	4.22	4.40	5.29[6]	4.11
Portfolio turnover (%)	25	21	32	14	49	75

1 For the nine-month period ended 5-31-09. The Fund changed its fiscal year end from August 31 to May 31.
2 Based on the average daily shares outstanding.
3 Does not reflect the effect of sales charges, if any.
4 Total returns would have been lower had certain expenses not been reduced during the applicable periods shown.
5 Not annualized.
6 Annualized.
7 Includes the impact of proxy expenses, which amounted to 0.04% of average net assets.
8 Interest expense and fees are related to the Fund’s investment in inverse floater rate investments. Under U.S. accounting principles, the Fund recognizes additional income in an amount equal to these expenses.

26	High Yield Municipal Bond Fund | Annual report	See notes to financial statements

Notes to financial statements

Note 1 — Organization

John Hancock High Yield Municipal Bond Fund (the Fund) is a series of John Hancock Municipal Securities Trust (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the Fund is to seek a high level of current income that is largely exempt from federal income tax, consistent with the preservation of capital.

The Fund may offer multiple classes of shares. The shares currently offered are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class B shares are closed to new investors. Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ. Class B shares convert to Class A shares eight years after purchase.

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the Fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, taking into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Certain securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Certain short-term securities are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Fund’s Pricing Committee following procedures established by the Board of Trustees, which include price verification procedures. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The Fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs

Annual report | High Yield Municipal Bond Fund	27

or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of May 31, 2013, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The Fund may enter into repurchase agreements. When the Fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the Fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline.

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Line of credit. The Fund may borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the Fund’s custodian agreement, the custodian may loan money to the Fund to make properly authorized payments. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

In addition, the Fund and other affiliated funds have entered into an agreement with Citibank N.A. that enables them to participate in a $300 million unsecured committed line of credit. A commitment fee, payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund on a pro rata basis and is reflected in other expenses on the Statement of operations. Prior to March 27, 2013, the Fund participated in a $100 million unsecured line of credit, also with Citibank, with terms otherwise similar to the existing agreement. Commitment fees for the year ended May 31, 2013 were $1,003. For the year ended May 31, 2013, the Fund had no borrowings under either line of credit.

Expenses. Within the John Hancock Funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, are calculated daily for each class, based on the net asset value of the class and the applicable specific expense rates.

28	High Yield Municipal Bond Fund | Annual report

Federal income taxes. The Fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For federal income tax purposes, the Fund has a capital loss carryforward of $11,795,611 available to offset future net realized capital gains as of May 31, 2013. The following table details the capital loss carryforward available as of May 31, 2013:

CAPITAL LOSS CARRYFORWARD EXPIRING AT MAY 31						NO EXPIRATION DATE
2014	2015	2016	2017	2018	2019	SHORT-TERM	LONG-TERM

$119,574	$1,176,656	$502,278	$3,292,390	$4,265,466	$487,011	$1,778,028	$174,208

As of May 31, 2013, the Fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The Fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The Fund generally declares dividends daily and pays them monthly. Capital gain distributions, if any, are distributed at least annually. The tax character of distributions for the years ended May 31, 2013 and 2012 was as follows:

	MAY 31, 2013	MAY 31, 2012

Ordinary Income	$322,605	$156,796
Exempt Interest	11,508,237	11,707,153

Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of May 31, 2013, the components of distributable earnings on a tax basis consisted of $1,046,835 of undistributed exempt interest.

Such distributions and distributable earnings, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the Fund’s financial statements as a return of capital.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to expiration of capital loss carryforwards, accretion on debt securities and distributions payable.

Annual report | High Yield Municipal Bond Fund	29

Note 3 — Guarantees and indemnifications

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the Fund. John Hancock Funds, LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the Fund. The Advisor and the Distributor are indirect, wholly owned subsidiaries of Manulife Financial Corporation (MFC).

Management fee. The Fund has an investment management agreement with the Advisor under which the Fund pays a daily management fee to the Advisor equivalent, on an annual basis, to the sum of: (a) 0.6250% of the first $75,000,000 of the Fund’s average daily net assets, (b) 0.5625% of the next $75,000,000 of the Fund’s average daily net assets, (c) 0.5000% of the next $1,850,000,000 of the Fund’s average daily net assets, (d) 0.4800% of the next $2,000,000,000 of the Fund’s average daily net assets and (e) 0.4500% of the Fund’s average daily net assets in excess of $4,000,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The Fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the year ended May 31, 2013 were equivalent to a net annual effective rate of 0.55% of the Fund’s average daily net assets.

Accounting and legal services. Pursuant to a service agreement, the Fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, accounting and recordkeeping services to the Fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred for the year ended May 31, 2013 amounted to an annual rate of 0.02% of the Fund’s average daily net assets.

Distribution and service plans. The Fund has a distribution agreement with the Distributor. The Fund has adopted distribution and service plans with respect to Class A, Class B and Class C shares pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the Fund. The Fund pays the following contractual rates of distribution fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the Fund’s shares:

CLASS	RULE 12b–1 FEE

Class A	0.25%
Class B	1.00%
Class C	1.00%

The Distributor has contractually agreed to waive 0.10% of Rule 12b-1 fees for Class A, Class B, and Class C shares. The current waiver agreement expires on September 30, 2013, unless renewed by the mutual agreement of the Fund and the Distributor based upon a determination that this is appropriate under the circumstances at that time. Accordingly, these fee limitations amounted to $225,636, $10,190 and $65,774 for Class A, Class B and Class C shares, respectively, for the year ended May 31, 2013.

30	High Yield Municipal Bond Fund | Annual report

Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $401,513 for the year ended May 31, 2013. Of this amount, $63,090 was retained and used for printing prospectuses, advertising, sales literature and other purposes, $334,692 was paid as sales commissions to broker-dealers and $3,731 was paid as sales commissions to sales personnel of Signator Investors, Inc., a broker-dealer affiliate of the Advisor.

Class A, Class B and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares that are acquired through purchases of $1 million or more and are redeemed within one year of purchase are subject to a 1.00% sales charge. Class B shares that are redeemed within six years of purchase are subject to CDSCs, at declining rates, beginning at 5.00%. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended May 31, 2013, CDSCs received by the Distributor amounted to $10,566, $22,767 and $5,241 for Class A, Class B and Class C shares, respectively.

Transfer agent fees. The Fund has a transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. The Signature Services Cost includes a component of allocated John Hancock corporate overhead for providing transfer agent services to the Fund and to all other John Hancock affiliated funds. It also includes out-of-pocket expenses that are comprised of payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to four categories of share classes: Institutional Share Classes, Retirement Share Classes, Municipal Bond Classes and all other Retail Share Classes. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.

Class level expenses. Class level expenses for the year ended May 31, 2013 were:

	DISTRIBUTION AND	TRANSFER
CLASS	SERVICE FEES	AGENT FEES

Class A	$564,089	$137,173
Class B	101,906	6,200
Class C	657,737	39,999
Total	$1,323,732	$183,372

Trustee expenses. The Fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Under the John Hancock Group of Funds Deferred Compensation Plan (the Plan) which was terminated in November 2012, certain Trustees could have elected, for tax purposes, to defer receipt of this compensation. Any deferred amounts were invested in various John Hancock funds. The investment of deferred amounts and the offsetting liability are included within Other receivables and prepaid expenses and Payable to affiliates — Trustees’ fees, respectively, in the accompanying Statement of assets and liabilities. Plan assets will be liquidated in accordance with the Plan documents.

Annual report | High Yield Municipal Bond Fund	31

Note 5 — Fund share transactions

Transactions in Funds shares for the years ended May 31, 2013 and 2012 were as follows:

	Year ended 5-31-13		Year ended 5-31-12
	Shares	Amount	Shares	Amount
Class A shares

Sold	5,541,953	$47,880,268	6,743,700	$54,909,025
Distributions reinvested	913,897	7,906,879	901,668	7,346,629
Repurchased	(7,762,320)	(67,219,929)	(6,106,716)	(49,465,612)

Net increase (decrease)	(1,306,470)	($11,432,782)	1,538,652	$12,790,042

Class B shares

Sold	306,030	$2,645,271	223,990	$1,810,404
Distributions reinvested	32,204	278,634	29,601	241,551
Repurchased	(218,734)	(1,889,799)	(229,373)	(1,868,953)

Net increase	119,500	$1,034,106	24,218	$183,002

Class C shares

Sold	1,132,578	$9,805,292	1,573,359	$12,821,599
Distributions reinvested	204,914	1,772,923	197,237	1,607,843
Repurchased	(1,388,707)	(12,029,197)	(813,294)	(6,589,516)

Net increase (decrease)	(51,215)	($450,982)	957,302	$7,839,926

Net increase (decrease)	(1,238,185)	($10,849,658)	2,520,172	$20,812,970

Note 6 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $73,110,355 and $81,422,108, respectively, for the year ended May 31, 2013.

32	High Yield Municipal Bond Fund | Annual report

Auditor’s report

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Municipal Securities Trust and
Shareholders of John Hancock High Yield Municipal Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of John Hancock High Yield Municipal Bond Fund (the “Fund”) at May 31, 2013, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2013 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
July 25, 2013

Annual report | High Yield Municipal Bond Fund	33

Tax information

Unaudited

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund, if any, paid during its taxable year ended May 31, 2013.

97.46% of dividends from net investment income are exempt-interest dividends.

Eligible shareholders will be mailed a 2013 Form 1099-DIV in early 2014. This will reflect the tax character of all distributions paid in calendar year 2013.

Please consult a tax advisor regarding the tax consequences of your investment in the Fund.

34	High Yield Municipal Bond Fund | Annual report

Evaluation of Advisory and Subadvisory Agreements by the Board of Trustees

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Municipal Securities Trust (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Advisers, LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with John Hancock Asset Management a division of Manulife Asset Management (US) LLC (the Subadvisor) for John Hancock High Yield Municipal Bond Fund (the Fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements.

Approval of Advisory and Subadvisory Agreements

At in-person meetings held on May 16-17, 2013, the Board, including the Trustees who are not considered to be interested persons of the Trust under the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees), reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the Fund.

In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meeting a variety of materials relating to the Fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for peer groups of similar mutual funds prepared by an independent third-party provider of mutual fund data; performance information for relevant indexes; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts; and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreement, as well as information regarding the Advisor’s revenues and costs of providing services to the Fund and compensation paid to affiliates of the Advisor. At the meeting at which the renewal of the Advisory Agreement and Subadvisory Agreement is considered, particular focus is given to information concerning Fund performance, comparability of fees and total expenses and profitability. However, the Board notes that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the Fund, including quarterly performance reports prepared by management containing reviews of investment results, and periodic presentations from the Subadvisor with respect to the Fund. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality and extent of the services to be provided to John Hancock Fund portfolios by the Advisor’s affiliates, including distribution services.

Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.

Approval of Advisory Agreement

In approving the Advisory Agreement with respect to the Fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets and the industry) and does not treat any single factor as determinative, and each Trustee may attribute different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of Fund performance and operations throughout the year.

Annual report | High Yield Municipal Bond Fund	35

Nature, extent and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent and quality of services provided to the Fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the Fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board also considered the Advisor’s risk management processes. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the Fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and other third-party service providers.

In considering the nature, extent and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the complex.

In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:

(a) the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationships, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objective(s), review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;

(b) the background, qualifications and skills of the Advisor’s personnel;

(c) the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and mutual fund industry developments;

(d) the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the Fund;

(e) the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the Fund; and

(f) the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.

The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the Fund.

Investment performance. In considering the Fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the Fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:

(a) reviewed information prepared by management regarding the Fund’s performance;

(b) considered the comparative performance of the Fund’s benchmark;

36	High Yield Municipal Bond Fund | Annual report

(c) considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of mutual fund data. Such report included the Fund’s ranking within a smaller group of peer funds and the Fund’s ranking within broader groups of funds; and

(d) took into account the Advisor’s analysis of the Fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.

The Board noted the Fund had underperformed its benchmark index for the one-, three- and five-year periods ended December 31, 2012. The Board also noted that the Fund had underperformed its peer group average for the one- and three-year periods and had outperformed the peer group average for the five-year period ended December 31, 2012. The Board took into account management’s discussion of the Fund’s performance. The Board also took into account the differences between the investment strategies of the Fund and those of its benchmark index and peer group.

The Board concluded that such performance is being reasonably addressed and/or monitored.

Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of mutual fund data including, among other data, the Fund’s contractual and actual advisory fees and total expenses as compared to similarly situated investment companies deemed to be comparable to the Fund. The Board considered the Fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the Fund’s ranking within broader groups of funds. In comparing the Fund’s actual and contractual management fee to that of comparable funds, the Board noted that such fee includes both advisory and administrative costs.

The Board noted that net management fees for the Fund are higher than the peer group median and total expenses for this Fund are equal to the peer group median.

The Board took into account the Advisor’s discussion of the Fund’s expenses. The Board also noted that the Fund’s distributor, an affiliate of the Advisor and Subadvisor waived a portion of its Rule 12b-1 fee for each share class of the Fund. The Board also took into account management’s discussion with respect to the advisory/subadvisory fee structure, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee. The Board also took into account that management had agreed to implement an overall fee waiver across a number of funds in the complex, including the Fund, which is discussed further below. The Board reviewed information provided by the Advisor concerning investment advisory fees charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the Fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the Fund is reasonable.

Profitability/Indirect benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:

(a) reviewed financial information of the Advisor;

(b) reviewed and considered an analysis presented by the Advisor regarding the net profitability to the Advisor and its affiliates of the Fund;

(c) received and reviewed profitability information with respect to the John Hancock fund complex as a whole;

Annual report | High Yield Municipal Bond Fund	37

(d) received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data;

(e) considered that the Advisor also provides administrative services to the Fund on a cost basis pursuant to an administrative services agreement;

(f) noted that the Fund’s Subadvisor is an affiliate of the Advisor;

(g) noted that affiliates of the Advisor provide transfer agency services and distribution services to the Fund, and that the Trust’s distributor also receives Rule 12b-1 payments to support distribution of the Fund;

(h) noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the Fund;

(i) noted that the subadvisory fees for the Fund are paid by the Advisor; and

(j) considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Advisor.

Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the Fund was reasonable and not excessive.

Economies of scale. In considering the extent to which economies of scale would be realized as the Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund shareholders, the Board:

(a) with respect to each fund in the John Hancock fund complex, including the Fund (except those listed below), considered that the Advisor has agreed, effective June 1, 2013, to waive its management fee for the Fund and each of the open-end funds of John Hancock Funds II, John Hancock Funds III, each other John Hancock Fund (except those listed below) (the Participating Portfolios) or otherwise reimburse the expenses of the Participating Portfolios as follows (the Reimbursement): The Reimbursement shall equal, on an annualized basis, 0.01% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $75 billion but is less than or equal to $125 billion, 0.0125% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $125 billion but is less than or equal to $150 billion and 0.015% of that portion of the aggregate net assets of all the Participating Portfolios that exceeds $150 billion. (The John Hancock Funds that are not Participating Portfolios as of the date of this annual report are each of the fund of funds, money market funds, index funds and closed-end funds);

(b) reviewed the Trust’s advisory fee structure and the incorporation therein of any subadvisory fee breakpoints in the advisory fees charged and concluded that (i) the Fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the Fund and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the Fund to benefit from economies of scale if the Fund grows. The Board also took into account management’s discussion of the Fund’s advisory fee structure; and

(c) the Board also considered the effect of the Fund’s growth in size on its performance and fees. The Board also noted that if the Fund’s assets increase over time, the Fund may realize other economies of scale.

38	High Yield Municipal Bond Fund | Annual report

Approval of Subadvisory Agreement

In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:

(1) information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock family of funds);

(2) the historical and current performance of the Fund and comparative performance information relating to the Fund’s benchmark and comparable funds; and

(3) the subadvisory fee for the Fund, including any breakpoints, and comparative fee information, where available, prepared by an independent third-party provider of mutual fund data.

Nature, extent and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the Fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was currently involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed by them to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.

The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the Fund, which is consistent with the Fund’s investment objectives, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the Fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the Fund.

The Board also received information and took into account any other potential conflicts of interests the Advisor might have in connection with the Subadvisory Agreement.

In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the Fund, such as the opportunity to provide advisory services to additional portfolios of the Trust and reputational benefits.

Annual report | High Yield Municipal Bond Fund	39

Subadvisory Fees. The Board considered that the Fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. The Board also took into account the subadvisory fees paid by the Advisor to fees charged by the Fund’s Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.

Subadvisor performance. As noted above, the Board considered the Fund’s performance as compared to the Fund’s peer group and benchmark and noted that the Board reviews information about the Fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.

The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:

(1) The Subadvisor has extensive experience and demonstrated skills as a manager;

(2) the performance of the Fund is being reasonably addressed and/or monitored;

(3) The subadvisory fees are reasonable in relation to the level and quality of services being provided; and

(4) Subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the Fund in order to permit shareholders to benefit from economies of scale if the Fund grows.

* * *

Based on their evaluation of all factors that they deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the Fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.

40	High Yield Municipal Bond Fund | Annual report

Trustees and Officers

This chart provides information about the Trustees and Officers who oversee your John Hancock fund as of December 1, 2012. Officers elected by the Trustees manage the day-to-day operations of the Fund and execute policies formulated by the Trustees.

Independent Trustees

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James M. Oates,[2] Born: 1946	2012	233

Managing Director, Wydown Group (financial consulting firm) (since 1994); Chairman and Director,
Emerson Investment Management, Inc. (since 2000); Independent Chairman, Hudson Castle Group, Inc.
(formerly IBEX Capital Markets, Inc.) (financial services company) (1997–2011); Director, Stifel Financial
(since 1996); Director, Investor Financial Services Corporation (1995–2007); Director, Connecticut River
Bancorp (since 1998); Director, Virtus Funds (formerly Phoenix Mutual Funds) (since 1988). Trustee and Chairperson of the Board, John Hancock retail funds (since 2012); Trustee (2005–2006 and since
2012) and Chairperson of the Board (since 2012), John Hancock Funds III; Trustee (since 2004) and
Chairperson of the Board (since 2005), John Hancock Variable Insurance Trust; Trustee and Chairperson
of the Board (since 2005), John Hancock Funds II.

Charles L. Bardelis,[2,3] Born: 1941	2012	233

Director, Island Commuter Corp. (marine transport). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust (since 1988); Trustee, John Hancock Funds II (since 2005).

Peter S. Burgess,[2,3] Born: 1942	2012	233

Consultant (financial, accounting and auditing matters) (since 1999); Certified Public Accountant;
Partner, Arthur Andersen (independent public accounting firm) (prior to 1999); Director, Lincoln
Educational Services Corporation (since 2004); Director, Symetra Financial Corporation (since 2010);
former Director, PMA Capital Corporation (2004–2010). Trustee, John Hancock retail funds (since 2012);
Trustee, John Hancock Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2005).

William H. Cunningham, Born: 1944	1987	233

Professor, University of Texas, Austin, Texas (since 1971); former Chancellor, University of Texas
System and former President of the University of Texas, Austin, Texas; Director, LIN Television (since
2009); Chairman (since 2009) and Director (since 2006), Lincoln National Corporation (insurance);
Director, Resolute Energy Corporation (since 2009); Director, Southwest Airlines (since 2000); former
Director, Introgen (manufacturer of biopharmaceuticals) (until 2008); former Director, Hicks Acquisition
Company I, Inc. (until 2007); former Director, Texas Exchange Bank, SSB (formerly Bank of Crowley)
(until 2009); former Advisory Director, JP Morgan Chase Bank (formerly Texas Commerce Bank–Austin)
(until 2009). Trustee, John Hancock retail funds (since 1986); Trustee, John Hancock Variable Insurance
Trust (since 2012); Trustee, John Hancock Funds II (since 2012 and 2005–2006).

Grace K. Fey,[2] Born: 1946	2012	233

Chief Executive Officer, Grace Fey Advisors (since 2007); Director and Executive Vice President,
Frontier Capital Management Company (1988–2007); Director, Fiduciary Trust (since 2009).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2008).

Annual report | High Yield Municipal Bond Fund	41

Independent Trustees (continued)

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

Theron S. Hoffman,[2,3] Born: 1947	2012	233

Chief Executive Officer, T. Hoffman Associates, LLC (consulting firm) (since 2003); Director, The Todd
Organization (consulting firm) (2003–2010); President, Westport Resources Management (investment management consulting firm) (2006–2008); Senior Managing Director, Partner and Operating Head,
Putnam Investments (2000–2003); Executive Vice President, The Thomson Corp. (financial and legal information publishing) (1997–2000). Trustee, John Hancock retail funds (since 2012); Trustee,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2008).

Deborah C. Jackson, Born: 1952	2008	233

President, Cambridge College, Cambridge, Massachusetts (since 2011); Chief Executive Officer,
American Red Cross of Massachusetts Bay (2002–2011); Board of Directors of Eastern Bank Corporation
(since 2001); Board of Directors of Eastern Bank Charitable Foundation (since 2001); Board of Directors of American Student Assistance Corporation (1996–2009); Board of Directors of Boston Stock Exchange
(2002–2008); Board of Directors of Harvard Pilgrim Healthcare (health benefits company) (2007–2011).
Trustee, John Hancock retail funds (since 2008); Trustee of John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Hassell H. McClellan,[2] Born: 1945	2012	233

Associate Professor, The Wallace E. Carroll School of Management, Boston College (since 1984);
Trustee, Virtus Variable Insurance Trust (formerly Phoenix Edge Series Funds) (since 2008); Director,
The Barnes Group (since 2010). Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock
Funds III (2005–2006 and since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2005).

Steven R. Pruchansky, Born: 1944	1994	233

Chairman and Chief Executive Officer, Greenscapes of Southwest Florida, Inc. (since 2000); Director and President, Greenscapes of Southwest Florida, Inc. (until 2000); Member, Board of Advisors, First
American Bank (until 2010); Managing Director, Jon James, LLC (real estate) (since 2000); Director,
First Signature Bank & Trust Company (until 1991); Director, Mast Realty Trust (until 1994); President,
Maxwell Building Corp. (until 1991). Trustee (since 1992) and Chairperson of the Board (2011–2012),
John Hancock retail funds; Trustee and Vice Chairperson of the Board, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2012).

Gregory A. Russo, Born: 1949	2008	233

Director and Audit Committee Chairman (since 2012) and Member, Audit Committee and Finance
Committee (since 2011), NCH Healthcare System, Inc. (holding company for multi-entity healthcare system); Director and Member of Finance Committee, The Moorings, Inc. (nonprofit continuing care community) (since 2012); Vice Chairman, Risk & Regulatory Matters, KPMG LLP (KPMG) (2002–2006);
Vice Chairman, Industrial Markets, KPMG (1998–2002); Chairman and Treasurer, Westchester
County, New York, Chamber of Commerce (1986–1992); Director, Treasurer and Chairman of
Audit and Finance Committees, Putnam Hospital Center (1989–1995); Director and Chairman of
Fundraising Campaign, United Way of Westchester and Putnam Counties, New York (1990–1995).
Trustee, John Hancock retail funds (since 2008); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

42	High Yield Municipal Bond Fund | Annual report

Non-Independent Trustees[4]

Name, Year of Birth	Trustee	Number of John
Position(s) held with Fund	of the	Hancock funds
Principal occupation(s) and other	Trust	overseen by
directorships during past 5 years	since[1]	Trustee

James R. Boyle,[2] Born: 1959	2012	233

Senior Executive Vice President, John Hancock Financial Services (1999–2012, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Funds, LLC and John Hancock
Investment Management Services, LLC (2005–2010). Trustee, John Hancock retail funds (since 2012 and
2005–2010), Trustee, John Hancock Variable Insurance Trust and John Hancock Funds II (since 2005).

Craig Bromley,[2] Born: 1966	2012	233

President, John Hancock Financial Services (since 2012); Senior Executive Vice President and General
Manager, U.S. Division, John Hancock Financial Services (since 2012); President and Chief Executive
Officer, Manulife Insurance Company (Manulife (Japan) (2005–2012), including prior positions).
Trustee, John Hancock retail funds (since 2012); Trustee, John Hancock Variable Insurance Trust and
John Hancock Funds II (since 2012).

Warren A. Thomson,[2] Born: 1955	2012	233

Senior Executive Vice President and Chief Investment Officer, Manulife Financial Corporation and The
Manufacturers Life Insurance Company (since 2009); Chairman and Chief Executive Officer, Manulife
Asset Management (since 2001, including prior positions); Director (since 2006), and President and
Chief Executive Officer of Manulife Asset Management Limited (since 2013); Director and Chairman,
Hancock Natural Resources Group, Inc. (since 2013).

Principal officers who are not Trustees

Name, Year of Birth		Officer
Position(s) held with Fund		of the
Principal occupation(s) and other		Trust
directorships during past 5 years		since

Hugh McHaffie, Born: 1959		2012

President
Executive Vice President, John Hancock Financial Services (since 2006, including prior positions);
Chairman and Director, John Hancock Advisers, LLC, John Hancock Investment Management Services,
LLC and John Hancock Funds, LLC (since 2010); President, John Hancock Advisers, LLC (since 2012);
President, John Hancock Investment Management Services, LLC (since 2010). President (since 2012) and former Trustee (2010–2012), John Hancock retail funds; President, John Hancock Variable Insurance
Trust and John Hancock Funds II (since 2009).

Andrew G. Arnott, Born: 1971		2009

Executive Vice President
Senior Vice President, John Hancock Financial Services (since 2009); Executive Vice President,
John Hancock Advisers, LLC (since 2005); Executive Vice President, John Hancock Investment
Management Services, LLC (since 2006); President, John Hancock Funds, LLC (since 2004, including prior positions); Executive Vice President, John Hancock retail funds (since 2007, including prior positions); Executive Vice President, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007, including prior positions).

Thomas M. Kinzler, Born: 1955		2006

Secretary and Chief Legal Officer
Vice President, John Hancock Financial Services (since 2006); Secretary and Chief Legal Counsel,
John Hancock Funds, LLC (since 2007); Secretary and Chief Legal Officer, John Hancock retail funds,
John Hancock Variable Insurance Trust and John Hancock Funds II (since 2006).

Annual report | High Yield Municipal Bond Fund	43

Principal officers who are not Trustees (continued)

Name, Year of Birth	Officer
Position(s) held with Fund	of the
Principal occupation(s) and other	Trust
directorships during past 5 years	since

Francis V. Knox, Jr., Born: 1947	2005

Chief Compliance Officer
Vice President, John Hancock Financial Services (since 2005); Chief Compliance Officer, John Hancock retail funds, John Hancock Variable Insurance Trust, John Hancock Funds II, John Hancock Advisers,
LLC and John Hancock Investment Management Services, LLC (since 2005); Vice President and Chief
Compliance Officer, John Hancock Asset Management a division of Manulife Asset Management (US)
LLC (2005–2008).

Charles A. Rizzo, Born: 1957	2007

Chief Financial Officer
Vice President, John Hancock Financial Services (since 2008); Senior Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2008); Chief Financial
Officer, John Hancock retail funds, John Hancock Variable Insurance Trust and John Hancock Funds II
(since 2007).

Salvatore Schiavone, Born: 1965	2010

Treasurer
Assistant Vice President, John Hancock Financial Services (since 2007); Vice President, John Hancock
Advisers, LLC and John Hancock Investment Management Services, LLC (since 2007); Treasurer,
John Hancock retail funds (since 2007, including prior positions); Treasurer, John Hancock Variable
Insurance Trust and John Hancock Funds II (since 2010 and 2007–2009, including prior positions).

John Hancock retail funds is comprised of John Hancock Funds III and 34 other John Hancock funds consisting of 24 series of other John Hancock trusts and 10 closed-end funds.

The business address for all Trustees and Officers is 601 Congress Street, Boston, Massachusetts 02210-2805.

The Statement of Additional Information of the Fund includes additional information about members of the Board of Trustees of the Trust and is available without charge, upon request, by calling 1-800-225-5291.

1 Each Trustee holds office until his or her successor is elected and qualified, or until the Trustee’s death, retirement, resignation or removal.

2 Became a Trustee of the Trust effective December 1, 2012.

3 Member of Audit Committee.

4 Because Messrs. Bromley and Thomson are senior executives or directors and Mr. Boyle held prior positions as a senior executive and director of the Advisor and/or its affiliates, each of them is considered an “interested person,” as defined in the Investment Company Act of 1940, of the Trust.

44	High Yield Municipal Bond Fund | Annual report

More information

Trustees	Investment advisor
James M. Oates, Chairman	John Hancock Advisers, LLC
Steven R. Pruchansky, Vice Chairman
Charles L. Bardelis*	Subadvisor
James R. Boyle†	John Hancock Asset Management a division of
Craig Bromley†	Manulife Asset Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Principal distributor
Grace K. Fey	John Hancock Funds, LLC
Theron S. Hoffman*
Deborah C. Jackson	Custodian
Hassell H. McClellan	State Street Bank and Trust Company
Gregory A. Russo
Warren A. Thomson†	Transfer agent
John Hancock Signature Services, Inc.
Officers
Hugh McHaffie	Legal counsel
President	K&L Gates LLP

Andrew G. Arnott	Independent registered
Executive Vice President	public accounting firm
PricewaterhouseCoopers LLP
Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Salvatore Schiavone
Treasurer

*Member of the Audit Committee
†Non-Independent Trustee

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhfunds.com or by calling 800-225-5291.

You can also contact us:
800-225-5291	Regular mail:	Express mail:
jhfunds.com	John Hancock Signature Services, Inc.	John Hancock Signature Services, Inc.
	P.O. Box 55913	Mutual Fund Image Operations
	Boston, MA 02205-5913	30 Dan Road
Canton, MA 02021

Annual report | High Yield Municipal Bond Fund	45

800-225-5291
800-554-6713 TDD
800-338-8080 EASI-Line
jhfunds.com

This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.
It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.	59A 5/13
MF146641	7/13

ITEM 2. CODE OF ETHICS.

As of the end of the year, May 31, 2013, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the “Covered Officers”). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Effective December 12, 2012, Peter S. Burgess is the audit committee financial expert and is “independent”, pursuant to general instructions on Form N-CSR Item 3.

Prior to December 12, 2012, Gregory A. Russo was the audit committee financial expert and was “independent”, pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to the following for the fiscal years ended May 31, 2013 and 2012. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2013	May 31, 2012

John Hancock High Yield Municipal Bond Fund	$33,343	$32,422

John Hancock Tax-Free Bond Fund	34,478	33,019

Total	$67,821	$65,441

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews. Amounts billed to the registrant were as follows:

Fund	May 31, 2013	May 31, 2012

John Hancock High Yield Municipal Bond Fund	$738	$783

John Hancock Tax-Free Bond Fund	738	783

Total	$1,476	$1,566

Amounts billed to control affiliates were $99,637 and $96,255 for the fiscal years ended May 31, 2013 and 2012, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning (“tax fees”) amounted to the following for the fiscal years ended May 31, 2013 and 2012. The nature of the services comprising the tax fees was the review of the registrant’s tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant’s audit committee.

Fund	May 31, 2013	May 31, 2012

John Hancock High Yield Municipal Bond Fund	$2,542	$2,467

John Hancock Tax-Free Bond Fund	2,461	2,389

Total	$5,003	$4,856

(d) All Other Fees

Other fees billed for professional services rendered by the principal accountant to the registrant or to the control affiliates for the fiscal years ended May 31, 2013 and 2012 amounted to the following:

Fund	May 31, 2013	May 31, 2012

John Hancock High Yield Municipal Bond Fund	$167	$199

John Hancock Tax-Free Bond Fund	167	199

Total	$334	$398

(e)(1) Audit Committee Pre-Approval Policies and Procedures:

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the “Auditor”) relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust’s Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per year/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per year/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

Audit-Related Fees, Tax Fees and All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant’s principal accountant for the fiscal year ended May 31, 2013, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates for the fiscal years ended May 31, 2013 and 2012 amounted to the following:

Trust	May 31, 2013	May 31, 2012

John Hancock Municipal Securities Trust	$2,841,260	$3,336,500

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant’s principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant’s independence.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. Effective December 12, 2012, the members of the audit committee are as follows:

Peter S. Burgess - Chairman
Charles L. Bardelis
Theron S. Hoffman

Prior to December 12, 2012, the members of the audit committee were as follows:

Gregory A. Russo - Chairman
Dr. John A. Moore
Steven R. Pruchansky

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.
(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)(1) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter”.

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	July 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh McHaffie
------------------------------
Hugh McHaffie
President

Date:	July 25, 2013

By:	/s/ Charles A. Rizzo
--------------------------------
Charles A. Rizzo
Chief Financial Officer

Date:	July 25, 2013